UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 2/28/10

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2010 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2010 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	19.15%	14.04%	18.40%	18.40%	19.51%	18.89%

1-year	39.69	31.71	38.81	37.81	40.26	39.44

6-month	6.92	0.80	6.64	5.64	7.17	6.88

Gross Expense Ratio	15.46%		16.21%		15.21%	15.71%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2010 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500 Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

Van Kampen 2010 Retirement Strategy Fund Class A, Class C and Class R shares underperformed and Class I shares outperformed the Van Kampen Retirement Strategy Fund 2010 Composite Index (the “Composite Index”) and all share classes outperformed the Barclays Capital U.S. Aggregate Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund 2010 Composite	U.S. Aggregate
Class A	Class C	Class I	Class R	Index	Index

6.92%	6.64%	7.17%	6.88%	7.13%	3.19%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary detractors from performance relative to the Composite Index for the period under review were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index throughout the period. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

Fixed Income	54.5%
U.S. Equity	25.8
Global/International	14.1

Total Long-Term Investments	94.4
Total Repurchase Agreements	5.0
Other Assets in Excess of Liabilities	0.6

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,069.22	$1.95
Hypothetical	1,000.00	1,022.91	1.91
(5% annual return before expenses)

Class C
Actual	1,000.00	1,066.39	5.79
Hypothetical	1,000.00	1,019.19	5.66
(5% annual return before expenses)

Class I
Actual	1,000.00	1,071.73	0.67
Hypothetical	1,000.00	1,024.15	0.65
(5% annual return before expenses)

Class R
Actual	1,000.00	1,068.77	3.23
Hypothetical	1,000.00	1,021.67	3.16
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38%, 1.13%, 0.13% and 0.63% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 94.4%
Affiliated Funds 12.8% (a)
Van Kampen American Value Fund, Class I	20,744	$475,871
Van Kampen Capital Growth Fund, Class I (b)	29,276	322,033
Van Kampen Core Equity Fund, Class I	30,666	215,584
Van Kampen Emerging Markets Fund, Class I (b)	6,805	90,913
Van Kampen Growth and Income Fund, Class I	22,322	388,843
Van Kampen International Growth Fund, Class I	23,333	356,758
Van Kampen Mid Cap Growth Fund, Class I (b)	5,472	128,980

		1,978,982

Unaffiliated Funds 81.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	40,576	4,216,252
Russell Emerging Markets Fund, Class Y	30,343	509,454
Russell International Developed Markets Fund, Class Y	43,549	1,224,589
Russell Strategic Bond Fund, Class Y	402,489	4,238,209
Russell U.S. Core Equity Fund, Class Y	60,311	1,462,552
Russell U.S. Small & Mid Cap Fund, Class Y	55,044	1,010,066

		12,661,122

Total Long-Term Investments 94.4% (Cost $13,758,762)		14,640,104

Repurchase Agreements 5.0%
Banc of America Securities ($141,918 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $141,919)		141,918
JPMorgan Chase & Co. ($604,224 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $604,229)		604,224
State Street Bank & Trust Co. ($27,858 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $27,858)		27,858

Total Repurchase Agreements 5.0% (Cost $774,000)		774,000

Total Investments 99.4% (Cost $14,532,762)		15,414,104

Other Assets in Excess of Liabilities 0.6%		97,726

Net Assets 100.0%		$15,511,830

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

9
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$1,978,982	$—	$—	$1,978,982
Unaffiliated Funds	12,661,122	—	—	12,661,122
Repurchase Agreements	—	774,000	—	774,000

Total Investments in an Asset Position	$14,640,104	$774,000	$—	$15,414,104

10
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $1,745,935)	$1,978,982
Investments in Underlying Unaffiliated Funds (Cost $12,012,827)	12,661,122
Repurchase Agreements (Cost $774,000)	774,000
Cash	184
Receivables:
Fund Shares Sold	157,939
Expense Reimbursement from Adviser	11,651
Other	6,327

Total Assets	15,590,205

Liabilities:
Payables:
Distributor and Affiliates	13,362
Fund Shares Repurchased	562
Trustees’ Deferred Compensation and Retirement Plans	11,837
Accrued Expenses	52,614

Total Liabilities	78,375

Net Assets	$15,511,830

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$14,557,539
Net Unrealized Appreciation	881,342
Accumulated Net Realized Gain	57,621
Accumulated Undistributed Net Investment Income	15,328

Net Assets	$15,511,830

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $12,481,624 and 1,006,752 shares of beneficial interest issued and outstanding)	$12.40
Maximum sales charge (5.75%* of offering price)	0.76

Maximum offering price to public	$13.16

Class C Shares:
Net asset value and offering price per share (Based on net assets of $2,479,925 and 201,045 shares of beneficial interest issued and outstanding)	$12.34

Class I Shares:
Net asset value and offering price per share (Based on net assets of $226,682 and 18,226 shares of beneficial interest issued and outstanding)	$12.44

Class R Shares:
Net asset value and offering price per share (Based on net assets of $323,599 and 26,142 shares of beneficial interest issued and outstanding)	$12.38

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$20,428
Dividends From Underlying Unaffiliated Funds	180,726
Interest	254

Total Income	201,408

Expenses:
Registration Fees	37,209
Distribution (12b-1) and Service Fees
Class A	12,212
Class C	9,666
Class R	649
Accounting and Administrative Expenses	19,023
Professional Fees	16,771
Offering	16,318
Transfer Agent Fees	9,455
Reports to Shareholders	9,368
Investment Advisory Fee	6,064
Trustees’ Fees and Related Expenses	5,244
Custody	2,421
Other	6,099

Total Expenses	150,499
Expense Reduction	120,092

Net Expenses	30,407

Net Investment Income	$171,001

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$70,066
Realized Gain on Sales of Underlying Unaffiliated Funds	76,128

Net Realized Gain	146,194

Unrealized Appreciation/Depreciation:
Beginning of the Period	556,386
End of the Period	881,342

Net Unrealized Appreciation During the Period	324,956

Net Realized and Unrealized Gain	$471,150

Net Increase in Net Assets From Operations	$642,151

12
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For the Period
		October 23, 2008
	For The Six	(Commencement of
	Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$171,001	$34,587
Net Realized Gain/Loss	146,194	(2,472)
Net Unrealized Appreciation During the Period	324,956	556,386

Change in Net Assets from Operations	642,151	588,501

Distributions from Net Investment Income:
Class A Shares	(161,044)	-0-
Class C Shares	(22,856)	-0-
Class I Shares	(2,961)	-0-
Class R Shares	(4,403)	-0-

	(191,264)	-0-

Distributions from Net Realized Gain:
Class A Shares	(69,445)	-0-
Class C Shares	(13,204)	-0-
Class I Shares	(1,205)	-0-
Class R Shares	(2,088)	-0-

	(85,942)	-0-

Total Distributions	(277,206)	-0-

Net Change in Net Assets from Investment Activities	364,945	588,501

From Capital Transactions:
Proceeds from Shares Sold	8,481,569	7,128,138
Net Asset Value of Shares Issued Through Dividend Reinvestment	269,240	-0-
Cost of Shares Repurchased	(1,037,547)	(283,016)

Net Change in Net Assets from Capital Transactions	7,713,262	6,845,122

Total Increase in Net Assets	8,078,207	7,433,623
Net Assets:
Beginning of the Period	7,433,623	-0-

End of the Period (Including accumulated undistributed net investment income of $15,328 and $35,591, respectively)	$15,511,830	$7,433,623

13
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.85	$10.00

Net Investment Income (a)	0.18	0.21
Net Realized and Unrealized Gain	0.64	1.64

Total from Investment Operations	0.82	1.85

Less:
Distributions from Net Investment Income	0.19	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.27	-0-

Net Asset Value, End of the Period	$12.40	$11.85

Total Return* (b)	6.92% **	18.50% **
Net Assets at End of the Period (In millions)	$12.5	$5.7
Ratio of Expenses to Average Net Assets* (c)	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	2.92%	2.27%
Portfolio Turnover	17% **	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.36%	14.74%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.94%	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.60% and 0.72% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.78	$10.00

Net Investment Income (a)	0.14	0.16
Net Realized and Unrealized Gain	0.64	1.62

Total from Investment Operations	0.78	1.78

Less:
Distributions from Net Investment Income	0.14	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.22	-0-

Net Asset Value, End of the Period	$12.34	$11.78

Total Return* (b)	6.64% **	17.80%	(c)**
Net Assets at End of the Period (In millions)	$2.5	$1.4
Ratio of Expenses to Average Net Assets* (d)	1.13%	1.07%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.29%	1.79%	(c)
Portfolio Turnover	17% **	8%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	3.11%	15.42%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets (d)	0.31%	(12.56%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.60% and 0.72% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.88	$10.00

Net Investment Income (a)	0.20	0.28
Net Realized and Unrealized Gain	0.64	1.60

Total from Investment Operations	0.84	1.88

Less:
Distributions from Net Investment Income	0.20	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.28	-0-

Net Asset Value, End of the Period	$12.44	$11.88

Total Return* (b)	7.17% **	18.70% **
Net Assets at End of the Period (In millions)	$0.2	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	3.25%	3.17%
Portfolio Turnover	17% **	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.11%	14.49%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.27%	(11.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.60% and 0.72% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.83	$10.00

Net Investment Income (a)	0.18	0.23
Net Realized and Unrealized Gain	0.62	1.60

Total from Investment Operations	0.80	1.83

Less:
Distributions from Net Investment Income	0.17	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.25	-0-

Net Asset Value, End of the Period	$12.38	$11.83

Total Return* (b)	6.88% **	18.20% **
Net Assets at End of the Period (In millions)	$0.3	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	2.89%	2.64%
Portfolio Turnover	17% **	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.61%	14.99%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.91%	(11.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.60% and 0.72% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2010 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$14,557,557

Gross tax unrealized appreciation	$917,585
Gross tax unrealized depreciation	(61,038)

Net tax unrealized appreciation on investments	$856,547

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distribution paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,290
Undistributed long-term capital gain	2,333

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.38%, 1.13%, 0.13% and 0.63% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $120,100 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom

20

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $15,500 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended February 28, 2010, the Fund recognized expenses of approximately $8,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $31,300 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $2,400. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transaction in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$229,193	$48,698	$1,520	$251,807	$475,871
Van Kampen Capital Growth Fund, Class I	154,331	30,082	-0-	172,559	322,033
Van Kampen Core Equity Fund, Class I	110,915	19,023	2,347	116,418	215,584
Van Kampen Emerging Markets Fund, Class I	45,619	9,632	-0-	50,275	90,913
Van Kampen Growth and Income Fund, Class I	194,573	40,107	1,905	211,328	388,843
Van Kampen High Yield Fund, Class I	237,059	772,179	9,531	506,656	-0-
Van Kampen International Growth Fund, Class I	195,621	34,420	5,125	190,838	356,758
Van Kampen Mid Cap Growth Fund, Class I	60,920	8,021	-0-	65,750	128,980

Total	$1,228,231	$962,162	$20,428	$1,565,631	$1,978,982

22

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	559,222	$6,902,186	498,714	$5,502,804
Class C	105,148	1,298,701	133,000	1,408,042
Class I	8,118	101,250	10,000	100,000
Class R	14,385	179,432	11,487	117,292

Total Sales	686,873	$8,481,569	653,201	$7,128,138

Dividend Reinvestment:
Class A	18,455	$230,312	-0-	$-0-
Class C	2,722	33,836	-0-	-0-
Class I	108	1,352	-0-	-0-
Class R	300	3,740	-0-	-0-

Total Dividend Reinvestment	21,585	$269,240	-0-	$-0-

Repurchases:
Class A	(55,552)	$(682,405)	(14,087)	$(162,372)
Class C	(28,843)	(354,773)	(10,982)	(120,644)
Class I	-0-	-0-	-0-	-0-
Class R	(30)	(369)	-0-	-0-

Total Repurchases	(84,425)	$(1,037,547)	(25,069)	$(283,016)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $8,962,658 and $2,004,961, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing

23

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $7,700 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3

24

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

25

Van Kampen 2010 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* — Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Your Notes

Your Notes

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

236, 336, 604, 500
RS2010SAN 04/10
IU10-01617P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2015 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2015 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
	w/o	5.75%	w/o	1.00%	w/o	w/o
Average Annual	sales	sales	sales	sales	sales	sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	19.30%	14.18%	18.63%	18.63%	19.59%	18.93%

1-year	42.13	34.02	41.04	40.04	42.43	41.54

6-month	7.01	0.89	6.56	5.56	7.18	6.84

Gross Expense Ratio	9.93%		10.68%		9.68%	10.18%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2015 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2015 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2015 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund 2015 Composite	U.S. Aggregate
Class A	Class C	Class I	Class R	Index	Index

7.01%	6.56%	7.18%	6.84%	7.33%	3.19%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary detractors from performance relative to the Composite Index for the period under review were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index throughout the period. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

Fixed Income	47.5%
U.S. Equity	30.5
Global/International	16.6

Total Long-Term Investments	94.6
Total Repurchase Agreements	4.8

Total Investments	99.4
Other Assets in Excess of Liabilities	0.6

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,070.14	$2.16
Hypothetical	1,000.00	1,022.71	2.11
(5% annual return before expenses)

Class C
Actual	1,000.00	1,065.55	5.99
Hypothetical	1,000.00	1,018.99	5.86
(5% annual return before expenses)

Class I
Actual	1,000.00	1,071.80	0.87
Hypothetical	1,000.00	1,023.95	0.85
(5% annual return before expenses)

Class R
Actual	1,000.00	1,068.40	3.44
Hypothetical	1,000.00	1,021.47	3.36
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42%, 1.17%, 0.17% and 0.67% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 94.6%
Affiliated Funds 15.0% (a)
Van Kampen American Value Fund, Class I	39,038	$895,540
Van Kampen Capital Growth Fund, Class I (b)	54,145	595,593
Van Kampen Core Equity Fund, Class I	59,433	417,815
Van Kampen Emerging Markets Fund, Class I (b)	2,810	171,140
Van Kampen Growth and Income Fund, Class I	42,479	739,987
Van Kampen International Growth Fund, Class I	43,721	668,501
Van Kampen Mid Cap Growth Fund, Class I (b)	10,024	236,270

		3,724,846

Unaffiliated Funds 79.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	56,408	5,861,355
Russell Emerging Markets Fund, Class Y	56,734	952,567
Russell International Developed Markets Fund, Class Y	82,182	2,310,962
Russell Strategic Bond Fund, Class Y	562,517	5,923,308
Russell U.S. Core Equity Fund, Class Y	114,333	2,772,568
Russell U.S. Small & Mid Cap Fund, Class Y	104,268	1,913,326

		19,734,086

Total Long-Term Investments 94.6% (Cost $21,879,740)		23,458,932

Repurchase Agreements 4.8%
Banc of America Securities ($220,211 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $220,212)		220,211
JPMorgan Chase & Co. ($937,562 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $937,569)		937,562
State Street Bank & Trust Co. ($43,227 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $43,227)		43,227

Total Repurchase Agreements 4.8% (Cost $1,201,000)		1,201,000

Total Investments 99.4% (Cost $23,080,740)		24,659,932

Other Assets in Excess of Liabilities 0.6%		141,117

Net Assets 100.0%		$24,801,049

9
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:
Underlying Funds
Affiliated Investments	$3,724,846	$—	$—	$3,724,846
Unaffiliated Investments	19,734,086	—	—	19,734,086
Repurchase Agreements	—	1,201,000	—	1,201,000

Total Investments in an Asset Position	$23,458,932	$1,201,000	$—	$24,659,932

10
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $3,271,883)	$3,724,846
Investments in Underlying Unaffiliated Funds (Cost $18,607,857)	19,734,086
Repurchase Agreements (Cost $1,201,000)	1,201,000
Cash	971
Receivables:
Fund Shares Sold	214,244
Other	6,405

Total Assets	24,881,552

Liabilities:
Payables:
Distributor and Affiliates	16,878
Fund Shares Repurchased	3,025
Investment Advisory Fee	1,825
Trustees’ Deferred Compensation and Retirement Plans	12,937
Accrued Expenses	45,838

Total Liabilities	80,503

Net Assets	$24,801,049

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$23,172,672
Net Unrealized Appreciation	1,579,192
Accumulated Net Realized Gain	25,228
Accumulated Undistributed Net Investment Income	23,957

Net Assets	$24,801,049

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $21,237,315 and 1,706,452 shares of beneficial interest issued and outstanding)	$12.45
Maximum sales charge (5.75%* of offering price)	0.76

Maximum offering price to public	$13.21

Class C Shares:
Net asset value and offering price per share (Based on net assets of $2,948,180 and 237,939 shares of beneficial interest issued and outstanding)	$12.39

Class I Shares:
Net asset value and offering price per share (Based on net assets of $147,190 and 11,795 shares of beneficial interest issued and outstanding)	$12.48

Class R Shares:
Net asset value and offering price per share (Based on net assets of $468,364 and 37,727 shares of beneficial interest issued and outstanding)	$12.41

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$30,532
Dividends From Underlying Unaffiliated Funds	289,365
Interest	416

Total Income	320,313

Expenses:
Registration Fees	44,952
Distribution (12b-1) and Service Fees
Class A	21,168
Class C	10,887
Class R	764
Accounting and Administrative Expenses	16,830
Offering	16,318
Professional Fees	14,692
Investment Advisory Fees	9,780
Transfer Agent Fees	9,407
Reports to Shareholders	6,632
Trustees’ Fees and Related Expenses	5,178
Custody	3,952
Other	5,717

Total Expenses	166,277
Expense Reduction	116,833

Net Expenses	49,444

Net Investment Income	$270,869

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$64,640
Realized Gain on Sales of Underlying Unaffiliated Funds	129,919

Net Realized Gain	194,559

Unrealized Appreciation/Depreciation:
Beginning of the Period	1,026,462
End of the Period	1,579,192

Net Unrealized Appreciation During the Period	552,730

Net Realized and Unrealized Gain	$747,289

Net Increase in Net Assets From Operations	$1,018,158

12
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For the Period
		October 23, 2008
	For The	(Commencement of
	Six Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$270,869	$48,440
Net Realized Gain/Loss	194,559	(39,448)
Net Unrealized Appreciation During the Period	552,730	1,026,462

Change in Net Assets from Operations	1,018,158	1,035,454

Distributions from Net Investment Income:
Class A Shares	(264,483)	-0-
Class C Shares	(25,970)	-0-
Class I Shares	(2,131)	-0-
Class R Shares	(4,930)	-0-

	(297,514)	-0-

Distributions from Net Realized Gain:
Class A Shares	(112,559)	-0-
Class C Shares	(14,065)	-0-
Class I Shares	(849)	-0-
Class R Shares	(2,242)	-0-

	(129,715)	-0-

Total Distributions	(427,229)	-0-

Net Change in Net Assets from Investment Activities	590,929	1,035,454

From Capital Transactions:
Proceeds from Shares Sold	14,221,453	10,834,542
Net Asset Value of Shares Issued Through Dividend Reinvestment	417,324	-0-
Cost of Shares Repurchased	(1,911,875)	(386,778)

Net Change in Net Assets from Capital Transactions	12,726,902	10,447,764

Total Increase in Net Assets	13,317,831	11,483,218
Net Assets:
Beginning of the Period	11,483,218	-0-

End of the Period (Including accumulated undistributed net investment income of $23,957 and $50,602, respectively)	$24,801,049	$11,483,218

13
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.86	$10.00

Net Investment Income (a)	0.18	0.18
Net Realized and Unrealized Gain	0.65	1.68

Total from Investment Operations	0.83	1.86

Less:
Distributions from Net Investment Income	0.17	-0-
Distributions from Net Realized Gain	0.07	-0-

Total Distributions	0.24	-0-

Net Asset Value, End of the Period	$12.45	$11.86

Total Return* (b)	7.01% **	18.60% **
Net Assets at End of the Period (In millions)	$21.2	$9.9
Ratio of Expenses to Average Net Assets* (c)	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets* (c)	2.87%	1.93%
Portfolio Turnover	15% **	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.62%	9.20%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.67%	(6.85% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.64% and 0.73% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.82	$10.00

Net Investment Income (a)	0.12	0.13
Net Realized and Unrealized Gain	0.65	1.69

Total from Investment Operations	0.77	1.82

Less:
Distributions from Net Investment Income	0.13	-0-
Distributions from Net Realized Gain	0.07	-0-

Total Distributions	0.20	-0-

Net Asset Value, End of the Period	$12.39	$11.82

Total Return* (b)	6.56% **	18.20%	(d)**
Net Assets at End of the Period (In millions)	$2.9	$1.3
Ratio of Expenses to Average Net Assets* (c)	1.17%	1.10%	(d)
Ratio of Net Investment Income to Average Net Assets* (c)	2.03%	1.41%	(d)
Portfolio Turnover	15% **	30%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.37%	9.87%	(d)
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.83%	(7.36%	)(d)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.64% and 0.73% at February 28, 2010 and August 31, 2009, respectively.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6 in the Notes to Financial Statements).

15
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.88	$10.00

Net Investment Income (a)	0.20	0.25
Net Realized and Unrealized Gain	0.65	1.63

Total from Investment Operations	0.85	1.88

Less:
Distributions from Net Investment Income	0.18	-0-
Distributions from Net Realized Gain	0.07	-0-

Total Distributions	0.25	-0-

Net Asset Value, End of the Period	$12.48	$11.88

Total Return* (b)	7.18% **	18.80% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets* (c)	3.19%	2.90%
Portfolio Turnover	15% **	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.37%	8.95%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.99%	(5.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.64% and 0.73% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.83	$10.00

Net Investment Income (a)	0.16	0.21
Net Realized and Unrealized Gain	0.65	1.62

Total from Investment Operations	0.81	1.83

Less:
Distributions from Net Investment Income	0.16	-0-
Distributions from Net Realized Gain	0.07	-0-

Total Distributions	0.23	-0-

Net Asset Value, End of the Period	$12.41	$11.83

Total Return* (b)	6.84% **	18.30% **
Net Assets at End of the Period (In millions)	$0.5	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets* (c)	2.63%	2.40%
Portfolio Turnover	15% **	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.87%	9.45%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.43%	(6.38% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.64% and 0.73% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2015 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a nondiversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$23,153,182

Gross tax unrealized appreciation	$1,629,839
Gross tax unrealized depreciation	(123,089)

Net tax unrealized appreciation on investments	$1,506,750

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$62,141
Undistributed long-term capital gain	2,514

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.42%, 1.17%, 0.17% and 0.67% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $116,800 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

20

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $16,900 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended February 28, 2010, the Fund recognized expenses of approximately $7,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,400 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $47,200 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $600. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Earned	8/31/09	2/28/10
Investments	Cost	Proceeds	Income	Value	Value

Van Kampen American Value Fund, Class I	$429,019	$39,703	$2,738	$424,697	$895,540
Van Kampen Capital Growth Fund, Class I	289,299	24,729	-0-	285,466	595,593
Van Kampen Core Equity Fund, Class I	234,905	24,979	4,745	195,183	417,815
Van Kampen Emerging Markets Fund, Class I	89,632	7,379	-0-	82,007	171,140
Van Kampen Growth and Income Fund, Class I	388,777	45,191	3,500	353,258	739,987
Van Kampen High Yield Fund, Class I	295,224	826,031	9,729	502,000	-0-
Van Kampen International Growth Fund, Class I	383,781	38,703	9,820	318,135	668,501
Van Kampen Mid Cap Growth Fund, Class I	102,327	474	-0-	116,085	236,270

Total	$2,212,964	$1,007,189	$30,532	$2,276,831	$3,724,846

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For Six Months Ended		For the Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	969,279	$12,038,348	871,048	$9,401,872
Class C	138,630	1,716,774	112,808	1,199,703
Class I	798	10,006	11,091	111,302
Class R	36,434	456,325	11,946	121,665

Total Sales	1,145,141	$14,221,453	1,006,893	$10,834,542

Dividend Reinvestment:
Class A	29,958	$376,578	-0-	$-0-
Class C	3,027	37,923	-0-	-0-
Class I	35	441	-0-	-0-
Class R	190	2,382	-0-	-0-

Total Dividend Reinvestment	33,210	$417,324	-0-	$-0-

22

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

	For Six Months Ended		For the Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Repurchases:
Class A	(126,108)	$(1,577,398)	(37,725)	$(381,954)
Class C	(16,129)	(199,061)	(397)	(4,522)
Class I	(100)	(1,257)	(29)	(302)
Class R	(10,843)	(134,159)	-0-	-0-

Total Repurchases	(153,180)	$(1,911,875)	(38,151)	$(386,778)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $14,554,656 and $2,728,072, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $8,300 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects

23

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

24

Van Kampen 2015 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

238, 337, 605, 501
RS2015SAN 04/10
IU10-01618P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2020 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2020 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	19.12%	14.01%	18.35%	18.35%	19.54%	18.96%

1-year	45.09	36.78	44.14	43.14	45.61	44.81

6-month	6.89	0.77	6.49	5.49	7.13	6.87

Gross Expense Ratio	12.22%		12.97%		11.97%	12.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2020 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2020 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2020 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund 2020 Composite	U.S. Aggregate
Class A	Class C	Class I	Class R	Index	Index

6.89%	6.49%	7.13%	6.87%	7.41%	3.19%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractors from performance relative to the Composite Index for the period under review were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index throughout the period. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not

2

have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months
U.S. Equity
Russell 1000® Growth Index	11.32%	54.19%
Russell 1000® Value Index	8.52%	56.50%
Standard & Poor’s 500® Index	9.32%	53.62%
Russell 1000® Index	9.91%	55.32%
Russell Midcap® Growth Index	13.70%	67.09%
Russell Midcap® Value Index	13.51%	74.74%
Russell 2500® Index	12.80%	68.00%
Global/International Equity
MSCI EAFE Index	0.72%	54.58%
MSCI Emerging Markets Index	12.19%	91.63%
Fixed Income
Barclays Capital U.S. Aggregate Index	3.19%	9.32%
Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%
Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%
Alternatives
FTSE NAREIT Equity REITs Index	16.22%	95.19%
Cash
Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

3

Asset Allocation as of 2/28/10 (Unaudited)

Fixed Income	39.7%
U.S. Equity	35.2
Global/International	19.3

Total Long-Term Investments	94.2
Total Repurchase Agreements	5.7

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

5

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,068.88	$2.21
Hypothetical	1,000.00	1,022.66	2.16
(5% annual return before expenses)

Class C
Actual	1,000.00	1,064.86	6.09
Hypothetical	1,000.00	1,018.89	5.96
(5% annual return before expenses)

Class I
Actual	1,000.00	1,071.25	0.92
Hypothetical	1,000.00	1,023.90	0.90
(5% annual return before expenses)

Class R
Actual	1,000.00	1,068.66	3.49
Hypothetical	1,000.00	1,021.42	3.41
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.43%, 1.19%, 0.18% and 0.68% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

7

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 94.2%
Affiliated Funds 18.3% (a)
Van Kampen American Value Fund, Class I	46,387	$1,064,128
Van Kampen Capital Growth Fund, Class I (b)	64,748	712,229
Van Kampen Core Equity Fund, Class I	71,482	502,516
Van Kampen Emerging Markets Fund, Class I (b)	15,748	210,391
Van Kampen Growth and Income Fund, Class I	50,515	879,964
Van Kampen High Yield Fund, Class I	22,563	209,835
Van Kampen International Growth Fund, Class I	52,428	801,624
Van Kampen Mid Cap Growth Fund, Class I (b)	11,847	279,223

		4,659,910

Unaffiliated Funds 75.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	47,707	4,957,234
Russell Emerging Markets Fund, Class Y	68,355	1,147,674
Russell International Developed Markets Fund, Class Y	98,671	2,774,629
Russell Strategic Bond Fund, Class Y	470,415	4,953,469
Russell U.S. Core Equity Fund, Class Y	135,595	3,288,186
Russell U.S. Small & Mid Cap Fund, Class Y	123,595	2,267,963

		19,389,155

Total Long-Term Investments 94.2% (Cost $22,787,010)		24,049,065

Repurchase Agreements 5.7%
Banc of America Securities ($266,599 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $266,602)		266,599
JPMorgan Chase & Co. ($1,135,067 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $1,135,076)		1,135,067
State Street Bank & Trust Co. ($52,334 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $52,334)		52,334

Total Repurchase Agreements 5.7% (Cost $1,454,000)		1,454,000

Total Investments 99.9% (Cost $24,241,010)		25,503,065

Other Assets in Excess of Liabilities 0.1%		33,535

Net Assets 100.0%		$25,536,600

Percentages are calculated as a percentage of net assets.

8
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$4,659,910	$—	$—	$4,659,910
Unaffiliated Funds	19,389,155	—	—	19,389,155
Repurchase Agreements	—	1,454,000	—	1,454,000

Total Investments in an Asset Position	$24,049,065	$1,454,000	$—	$25,503,065

9
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $4,259,338)	$4,659,910
Investments in Underlying Unaffiliated Funds (Cost $18,527,672)	19,389,155
Repurchase Agreements (Cost $1,454,000)	1,454,000
Cash	978
Receivables:
Fund Shares Sold	241,387
Expense Reimbursement from Adviser	27,832
Other	6,378

Total Assets	25,779,640

Liabilities:
Payables:
Investments Purchased	158,121
Distributor and Affiliates	16,486
Fund Shares Repurchased	5,446
Trustees’ Deferred Compensation and Retirement Plans	12,553
Accrued Expenses	50,434

Total Liabilities	243,040

Net Assets	$25,536,600

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$24,211,289
Net Unrealized Appreciation	1,262,055
Accumulated Net Realized Gain	41,336
Accumulated Undistributed Net Investment Income	21,920

Net Assets	$25,536,600

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $22,180,596 and 1,782,366 shares of beneficial interest issued and outstanding)	$12.44
Maximum sales charge (5.75%* of offering price)	0.76

Maximum offering price to public	$13.20

Class C Shares:
Net asset value and offering price per share (Based on net assets of $2,775,635 and 224,544 shares of beneficial interest issued and outstanding)	$12.36

Class I Shares:
Net asset value and offering price per share (Based on net assets of $135,546 and 10,853 shares of beneficial interest issued and outstanding)	$12.49

Class R Shares:
Net asset value and offering price per share (Based on net assets of $444,823 and 35,800 shares of beneficial interest issued and outstanding)	$12.43

*	On sales of $50,000 or more, the sales charge will be reduced.

10
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$30,680
Dividends From Underlying Unaffiliated Funds	278,586
Interest	430

Total Income	309,696

Expenses:
Registration Fees	41,860
Distribution (12b-1) and Service Fees
Class A	21,045
Class C	9,967
Class R	779
Professional Fees	22,921
Accounting and Administrative Expenses	20,528
Offering	16,318
Reports to Shareholders	13,492
Transfer Agent Fees	11,129
Investment Advisory Fee	9,638
Trustees’ Fees and Related Expenses	6,470
Custody	4,661
Other	5,222

Total Expenses	184,030
Expense Reduction	134,891

Net Expenses	49,139

Net Investment Income	$260,557

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$12,314
Realized Gain on Sales of Underlying Unaffiliated Funds	186,346

Net Realized Gain	198,660

Unrealized Appreciation/Depreciation:
Beginning of the Period	842,292
End of the Period	1,262,055

Net Unrealized Appreciation During the Period	419,763

Net Realized and Unrealized Gain	$618,423

Net Increase in Net Assets From Operations	$878,980

11
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets (Unaudited)

		For the Period
		October 23, 2008
	For The Six	(Commencement of
	Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$260,557	$27,477
Net Realized Gain/Loss	198,660	(11,478)
Net Unrealized Appreciation During the Period	419,763	842,292

Change in Net Assets from Operations	878,980	858,291

Distributions from Net Investment Income:
Class A Shares	(239,463)	-0-
Class C Shares	(22,532)	-0-
Class I Shares	(1,723)	-0-
Class R Shares	(4,305)	-0-

	(268,023)	-0-

Distributions from Net Realized Gain:
Class A Shares	(127,240)	-0-
Class C Shares	(15,112)	-0-
Class I Shares	(854)	-0-
Class R Shares	(2,508)	-0-

	(145,714)	-0-

Total Distributions	(413,737)	-0-

Net Change in Net Assets from Investment Activities	465,243	858,291

From Capital Transactions:
Proceeds from Shares Sold	15,987,985	9,411,483
Net Asset Value of Shares Issued Through Dividend Reinvestment	406,145	-0-
Cost of Shares Repurchased	(1,237,847)	(354,700)

Net Change in Net Assets from Capital Transactions	15,156,283	9,056,783

Total Increase in Net Assets	15,621,526	9,915,074
Net Assets:
Beginning of the Period	9,915,074	-0-

End of the Period (Including accumulated undistributed net investment income of $21,920 and $29,386, respectively)	$25,536,600	$9,915,074

12
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.85	$10.00

Net Investment Income (a)	0.17	0.12
Net Realized and Unrealized Gain	0.65	1.73

Total from Investment Operations	0.82	1.85

Less:
Distributions from Net Investment Income	0.15	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.23	-0-

Net Asset Value, End of the Period	$12.44	$11.85

Total Return*(b)	6.89% **	18.50% **
Net Assets at End of the Period (In millions)	$22.2	$8.6
Ratio of Expenses to Average Net Assets* (c)	0.43%	0.43%
Ratio of Net Investment Income to Average Net Assets* (c)	2.80%	1.34%
Portfolio Turnover	11% **	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.83%	11.45%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.40%	(9.68% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.67% and 0.77% at February 28, 2010 and August 31, 2009, respectively.

13
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.79	$10.00

Net Investment Income (a)	0.12	0.08
Net Realized and Unrealized Gain	0.65	1.71

Total from Investment Operations	0.77	1.79

Less:
Distributions from Net Investment Income	0.12	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.20	-0-

Net Asset Value, End of the Period	$12.36	$11.79

Total Return*(b)	6.49% **	17.90%	(c)**
Net Assets at End of the Period (In millions)	$2.8	$1.0
Ratio of Expenses to Average Net Assets* (d)	1.19%	1.17%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	1.91%	0.91%	(c)
Portfolio Turnover	11% **	13%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.59%	12.19%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets (d)	0.51%	(10.11%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.67% and 0.77% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.88	$10.00

Net Investment Income (a)	0.19	0.22
Net Realized and Unrealized Gain	0.66	1.66

Total from Investment Operations	0.85	1.88

Less:
Distributions from Net Investment Income	0.16	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.24	-0-

Net Asset Value, End of the Period	$12.49	$11.88

Total Return*(b)	7.13% **	18.80% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets* (c)	3.05%	2.50%
Portfolio Turnover	11% **	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.58%	11.20%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.65%	(8.52% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.67% and 0.77% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.83	$10.00

Net Investment Income (a)	0.16	0.17
Net Realized and Unrealized Gain	0.65	1.66

Total from Investment Operations	0.81	1.83

Less:
Distributions from Net Investment Income	0.13	-0-
Distributions from Net Realized Gain	0.08	-0-

Total Distributions	0.21	-0-

Net Asset Value, End of the Period	$12.43	$11.83

Total Return* (b)	6.87% **	18.30% **
Net Assets at End of the Period (In millions)	$0.4	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets* (c)	2.67%	1.94%
Portfolio Turnover	11% **	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.08%	11.70%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.27%	(9.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.67% and 0.77% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2020 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

17

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

18

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$24,265,013

Gross tax unrealized appreciation	$1,432,252
Gross tax unrealized depreciation	(194,200)

Net tax unrealized appreciation on investments	$1,238,052

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$36,962
Undistributed long-term capital gain	2,500

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.43%, 1.19%, 0.18% and 0.68% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $134,900 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher &

19

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $16,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended February 28, 2010, the Fund recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $63,300 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $1,800. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

20

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transaction in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$573,490	$19,977	$3,031	$425,076	$1,064,128
Van Kampen Capital Growth Fund, Class I	398,501	11,642	-0-	280,008	712,229
Van Kampen Core Equity Fund, Class I	310,697	17,425	5,518	197,123	502,516
Van Kampen Emerging Markets Fund, Class I	122,638	-0-	-0-	82,832	210,391
Van Kampen Growth and Income Fund, Class I	515,488	25,421	3,893	346,793	879,964
Van Kampen High Yield Fund, Class I	209,627	-0-	6,536	-0-	209,835
Van Kampen International Growth Fund, Class I	506,013	20,444	11,702	319,838	801,624
Van Kampen Mid Cap Growth Fund, Class I	146,721	-0-	-0-	113,816	279,223

Total	$2,783,175	$94,909	$30,680	$1,765,486	$4,659,910

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	1,113,004	$13,862,869	756,860	$8,231,498
Class C	146,790	1,823,823	87,991	939,300
Class I	-0-	-0-	10,838	110,000
Class R	24,027	301,293	12,693	130,685

Total Sales	1,283,821	$15,987,985	868,382	$9,411,483

Dividend Reinvestment:
Class A	29,046	$366,264	-0-	$-0-
Class C	2,819	35,372	-0-	-0-
Class I	15	199	-0-	-0-
Class R	342	4,310	-0-	-0-

Total Dividend Reinvestment	32,222	$406,145	-0-	$-0-

Repurchases:
Class A	(88,106)	$(1,095,043)	(28,438)	$(320,949)
Class C	(10,182)	(127,141)	(2,874)	(33,751)
Class I	-0-	-0-	-0-	-0-
Class R	(1,262)	(15,663)	-0-	-0-

Total Repurchases	(99,550)	$(1,237,847)	(31,312)	$(354,700)

21

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $15,985,370 and $2,087,851, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $9,800 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of

22

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

23

Van Kampen 2020 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

24

Your Notes

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

239, 344, 606, 502
RS2020SAN 04/10
IU10-01619P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2025 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2025 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	18.84%	13.75%	18.05%	18.05%	19.27%	18.70%

1-year	46.99	38.60	45.83	44.83	47.35	46.74

6-month	7.46	1.25	7.03	6.03	7.61	7.37

Gross Expense Ratio	13.41%		14.16%		13.16%	13.66%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2025 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2025 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2025 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement Strategy
				Fund 2025 Composite	Barclays Capital
Class A	Class C	Class I	Class R	Index	U.S. Aggregate Index

7.46%	7.03%	7.61%	7.37%	7.92%	3.19%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary detractors from performance relative to the Composite Index were exposure to U.S. growth equity funds, which underperformed during the period, and a slightly higher-than-benchmark cash position. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	40.9%
Fixed Income	32.1
Global/International	22.5

Total Long-Term Investments	95.5
Total Repurchase Agreements	5.7
Liabilities in Excess of Other Assets	(1.2)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,074.55	$2.11
Hypothetical	1,000.00	1,022.76	2.06
(5% annual return before expenses)

Class C
Actual	1,000.00	1,070.35	5.95
Hypothetical	1,000.00	1,019.04	5.81
(5% annual return before expenses)

Class I
Actual	1,000.00	1,076.07	0.82
Hypothetical	1,000.00	1,024.00	0.80
(5% annual return before expenses)

Class R
Actual	1,000.00	1,073.71	3.39
Hypothetical	1,000.00	1,021.52	3.31
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.41%, 1.16%, 0.16% and 0.66% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 95.5%
Affiliated Funds 21.9% (a)
Van Kampen American Value Fund, Class I	39,898	$915,259
Van Kampen Capital Growth Fund, Class I (b)	57,546	633,008
Van Kampen Core Equity Fund, Class I	61,506	432,386
Van Kampen Emerging Markets Fund, Class I (b)	13,955	186,444
Van Kampen Growth and Income Fund, Class I	43,739	761,936
Van Kampen High Yield Fund, Class I	34,056	316,720
Van Kampen International Growth Fund, Class I	45,903	701,862
Van Kampen Mid Cap Growth Fund Class, I (b)	10,636	250,680

		4,198,295

Unaffiliated Funds 73.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	28,057	2,915,403
Russell Emerging Markets Fund, Class Y	59,668	1,001,826
Russell International Developed Markets Fund, Class Y	86,104	2,421,250
Russell Strategic Bond Fund, Class Y	278,245	2,929,917
Russell U.S. Core Equity Fund, Class Y	118,361	2,870,245
Russell U.S. Small & Mid Cap Fund, Class Y	108,108	1,983,789

		14,122,430

Total Long-Term Investments 95.5% (Cost $17,108,430)		18,320,725

Repurchase Agreements 5.7%
Banc of America Securities ($200,591 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $200,593)		200,591
JPMorgan Chase & Co. ($854,033 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $854,039)		854,033
State Street Bank & Trust Co. ($39,376 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $39,376)		39,376

Total Repurchase Agreements 5.7% (Cost $1,094,000)		1,094,000

Total Investments 101.2% (Cost $18,202,430)		19,414,725
Liabilities in Excess of Other Assets (1.2%)		(232,521)

Net Assets 100.0%		$19,182,204

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

9
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$4,198,295	$—	$—	$4,198,295
Unaffiliated Funds	14,122,430	—	—	14,122,430
Repurchase Agreements	—	1,094,000	—	1,094,000

Total Investments in an Asset Position	$18,320,725	$1,094,000	$—	$19,414,725

10
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $3,803,840)	$4,198,295
Investments in Underlying Unaffiliated Funds (Cost $13,304,590)	14,122,430
Repurchase Agreements (Cost $1,094,000)	1,094,000
Cash	949
Receivables:
Fund Shares Sold	28,669
Expense Reimbursement from Adviser	18,032
Other	6,362

Total Assets	19,468,737

Liabilities:
Payables:
Investments Purchased	103,109
Fund Shares Repurchased	92,368
Distributor and Affiliates	12,679
Trustees’ Deferred Compensation and Retirement Plans	11,866
Accrued Expenses	66,511

Total Liabilities	286,533

Net Assets	$19,182,204

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$17,962,701
Net Unrealized Appreciation	1,212,295
Accumulated Undistributed Net Investment Income	11,543
Accumulated Net Realized Loss	(4,335)

Net Assets	$19,182,204

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $15,637,493 and 1,263,463 shares of beneficial interest issued and outstanding)	$12.38
Maximum sales charge (5.75%* of offering price)	0.76

Maximum offering price to public	$13.14

Class C Shares:
Net asset value and offering price per share (Based on net assets of $2,863,117 and 232,720 shares of beneficial interest issued and outstanding)	$12.30

Class I Shares:
Net asset value and offering price per share (Based on net assets of $206,009 and 16,571 shares of beneficial interest issued and outstanding)	$12.43

Class R Shares:
Net asset value and offering price per share (Based on net assets of $475,585 and 38,459 shares of beneficial interest issued and outstanding)	$12.37

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$31,168
Dividends From Underlying Unaffiliated Funds	202,716
Interest	315

Total Income	234,199

Expenses:
Registration Fees	39,513
Distribution (12b-1) and Service Fees
Class A	14,979
Class C	10,438
Class R	783
Professional Fees	20,530
Accounting and Administrative Expenses	18,800
Offering	16,318
Transfer Agent Fees	11,209
Reports to Shareholders	8,011
Investment Advisory Fee	7,291
Custody	6,136
Trustees’ Fees and Related Expenses	5,162
Other	5,606

Total Expenses	164,776
Expense Reduction	126,911

Net Expenses	37,865

Net Investment Income	$196,334

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Unaffiliated Funds	$128,525

Net Realized Gain	128,525

Unrealized Appreciation/Depreciation:
Beginning of the Period	802,144
End of the Period	1,212,295

Net Unrealized Appreciation During the Period	410,151

Net Realized and Unrealized Gain	$538,676

Net Increase in Net Assets From Operations	$735,010

12
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For the Period
		October 23, 2008
	For The Six	(Commencement of
	Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$196,334	$21,217
Net Realized Gain/Loss	128,525	(14,662)
Net Unrealized Appreciation During the Period	410,151	802,144

Change in Net Assets from Operations	735,010	808,699

Distributions from Net Investment Income:
Class A Shares	(174,840)	-0-
Class C Shares	(24,793)	-0-
Class I Shares	(2,815)	-0-
Class R Shares	(5,188)	-0-

	(207,636)	-0-

Distributions from Net Realized Gain:
Class A Shares	(96,316)	-0-
Class C Shares	(17,274)	-0-
Class I Shares	(1,450)	-0-
Class R Shares	(3,045)	-0-

	(118,085)	-0-

Total Distributions	(325,721)	-0-

Net Change in Net Assets from Investment Activities	409,289	808,699

From Capital Transactions:
Proceeds from Shares Sold	11,249,511	7,533,292
Net Asset Value of Shares Issued Through Dividend Reinvestment	315,627	-0-
Cost of Shares Repurchased	(907,252)	(226,962)

Net Change in Net Assets from Capital Transactions	10,657,886	7,306,330

Total Increase in Net Assets	11,067,175	8,115,029
Net Assets:
Beginning of the Period	8,115,029	-0-

End of the Period (Including accumulated undistributed net investment income of $11,543 and $22,845, respectively)	$19,182,204	$8,115,029

13
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.75	$10.00

Net Investment Income (a)	0.17	0.10
Net Realized and Unrealized Gain	0.71	1.65

Total from Investment Operations	0.88	1.75

Less:
Distributions from Net Investment Income	0.16	-0-
Distributions from Net Realized Gain	0.09	-0-

Total Distributions	0.25	-0-

Net Asset Value, End of the Period	$12.38	$11.75

Total Return* (b)	7.46% **	17.50% **
Net Assets at End of the Period (In millions)	$15.6	$6.9
Ratio of Expenses to Average Net Assets* (c)	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets* (c)	2.80%	1.13%
Portfolio Turnover	10% **	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.15%	12.60%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.05%	(11.06% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.71% and 0.81% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.69	$10.00

Net Investment Income (a)	0.12	0.07
Net Realized and Unrealized Gain	0.71	1.62

Total from Investment Operations	0.83	1.69

Less:
Distributions from Net Investment Income	0.13	-0-
Distributions from Net Realized Gain	0.09	-0-

Total Distributions	0.22	-0-

Net Asset Value, End of the Period	$12.30	$11.69

Total Return* (b)	7.03% **	16.90%	(c)**
Net Assets at End of the Period (In millions)	$2.9	$1.0
Ratio of Expenses to Average Net Assets* (d)	1.16%	1.16%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.05%	0.74%	(c)
Portfolio Turnover	10% **	36%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	2.90%	13.34%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets (d)	0.31%	(11.44%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.71% and 0.81% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.80	$10.00

Net Investment Income (a)	0.19	0.20
Net Realized and Unrealized Gain	0.70	1.60

Total from Investment Operations	0.89	1.80

Less:
Distributions from Net Investment Income	0.17	-0-
Distributions from Net Realized Gain	0.09	-0-

Total Distributions	0.26	-0-

Net Asset Value, End of the Period	$12.43	$11.80

Total Return* (b)	7.61% **	17.90% **
Net Assets at End of the Period (In millions)	$0.2	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets* (c)	3.02%	2.32%
Portfolio Turnover	10% **	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	1.90%	12.35%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.28%	(9.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.71% and 0.81 at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.75	$10.00

Net Investment Income (a)	0.18	0.15
Net Realized and Unrealized Gain	0.68	1.60

Total from Investment Operations	0.86	1.75

Less:
Distributions from Net Investment Income	0.15	-0-
Distributions from Net Realized Gain	0.09	-0-

Total Distributions	0.24	-0-

Net Asset Value, End of the Period	$12.37	$11.75

Total Return* (b)	7.37% **	17.40% **
Net Assets at End of the Period (In millions)	$0.5	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets* (c)	2.87%	1.78%
Portfolio Turnover	10% **	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.40%	12.85%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.13%	(10.41% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.71% and 0.81% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2025 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$18,214,901

Gross tax unrealized appreciation	$1,338,413
Gross tax unrealized depreciation	(138,589)

Net tax unrealized appreciation on investments	$1,199,824

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distribution paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$35,841
Undistributed long-term capital gain	2,736

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.41%, 1.16%, 0.16% and 0.66% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $126,900 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom

20

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $14,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended February 28, 2010, the Fund recognized expenses of approximately $7,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $47,000 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $400. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transaction in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$454,504	$-0-	$2,656	$383,636	$915,259
Van Kampen Capital Growth Fund, Class I	331,468	-0-	-0-	259,503	633,008
Van Kampen Core Equity Fund, Class I	234,650	-0-	4,895	184,889	432,386
Van Kampen Emerging Markets Fund, Class I	104,110	-0-	-0-	77,393	186,444
Van Kampen Growth and Income Fund, Class I	401,992	-0-	3,375	319,584	761,936
Van Kampen High Yield Fund, Class I	316,149	-0-	10,031	-0-	316,720
Van Kampen International Growth Fund, Class I	410,449	-0-	10,211	289,013	701,862
Van Kampen Mid Cap Growth Fund, Class I	133,159	-0-	-0-	99,218	250,680

Total	$2,386,481	$-0-	$31,168	$1,613,236	$4,198,295

22

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	723,255	$8,958,651	603,333	$6,432,293
Class C	151,638	1,875,734	85,942	880,414
Class I	6,457	79,022	10,000	100,000
Class R	26,852	336,104	11,901	120,585

Total Sales	908,202	$11,249,511	711,176	$7,533,292

Dividend Reinvestment:
Class A	21,499	$270,870	-0-	$-0-
Class C	3,161	39,646	-0-	-0-
Class I	132	1,672	-0-	-0-
Class R	273	3,439	-0-	-0-

Total Dividend Reinvestment	25,065	$315,627	-0-	$-0-

Repurchases:
Class A	(64,994)	$(807,381)	(19,630)	$(221,027)
Class C	(7,458)	(92,762)	(563)	(5,935)
Class I	(18)	(227)	-0-	-0-
Class R	(567)	(6,882)	-0-	-0-

Total Repurchases	(73,037)	$(907,252)	(20,193)	$(226,962)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $11,183,364 and $1,329,115, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing

23

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $7,400 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3

24

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

25

Van Kampen 2025 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Your Notes

Your Notes

Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

240, 350, 608, 503
RS2025SAN 04/10
IU10-01620P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2030 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2030 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	20.59%	15.42%	19.94%	19.94%	21.15%	20.53%

1 Year	52.04%	43.24%	50.93%	49.93%	52.63%	51.75%

6 Month	7.14%	1.00%	6.80%	5.80%	7.36%	7.06%

Gross Expense Ratio	15.51%		16.26%		15.26%	15.76%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2030 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2030 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2030 Composite Index (the “Composite Index”) and the S&P 500® Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement
				Strategy Fund
				2030 Composite
Class A	Class C	Class I	Class R	Index	S&P 500® Index

7.14%	6.80%	7.36%	7.06%	8.47%	9.32%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractors from performance relative to the Composite Index were exposure to U.S. growth equity funds, which underperformed during the period, and a slightly higher-than-benchmark cash position. Positive contributors to relative

2

performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	46.8%
Global/International Equity	25.3
Fixed Income	23.1

Total Long-Term Investments	95.2
Total Repurchase Agreements	4.8

Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,071.36	$1.95
Hypothetical	1,000.00	1,022.91	1.91
(5% annual return before expenses)

Class C
Actual	1,000.00	1,068.01	5.79
Hypothetical	1,000.00	1,019.19	5.66
(5% annual return before expenses)

Class I
Actual	1,000.00	1,073.62	0.67
Hypothetical	1,000.00	1,024.15	0.65
(5% annual return before expenses)

Class R
Actual	1,000.00	1,070.60	3.23
Hypothetical	1,000.00	1,021.67	3.16
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38%, 1.13%, 0.13% and 0.63%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 95.2%
Affiliated Funds 25.2% (a)
Van Kampen American Value Fund, Class I	39,358	$902,862
Van Kampen Capital Growth Fund, Class I (b)	55,517	610,692
Van Kampen Core Equity Fund, Class I	60,177	423,042
Van Kampen Emerging Markets Fund, Class I (b)	12,916	172,562
Van Kampen Growth and Income Fund, Class I	42,590	741,922
Van Kampen High Yield Fund, Class I	39,810	370,231
Van Kampen International Growth Fund, Class I	44,151	675,072
Van Kampen Mid Cap Growth Fund, Class I (b)	10,209	240,617

		4,137,000

Unaffiliated Funds 70.0%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	16,406	1,704,747
Russell Emerging Markets Fund, Class Y	57,295	961,977
Russell International Developed Markets Fund, Class Y	82,899	2,331,112
Russell Strategic Bond Fund, Class Y	162,654	1,712,744
Russell U.S. Core Equity Fund, Class Y	115,825	2,808,757
Russell U.S. Small & Mid Cap Fund, Class Y	105,249	1,931,320

		11,450,657

Total Long-Term Investments 95.2% (Cost $14,673,685)		15,587,657

Repurchase Agreements 4.8%
Banc of America Securities ($143,018 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $143,019)		143,018
JPMorgan Chase & Co. ($608,908 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $608,913)		608,908
State Street Bank & Trust Co. ($28,074 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $28,074)		28,074

Total Repurchase Agreements 4.8% (Cost $780,000)		780,000

Total Investments 100.0% (Cost $15,453,685)		16,367,657

Liabilities in Excess of Other Assets (0.0%)		(536)

Net Assets 100.0%		$16,367,121

9
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$4,137,000	$—	$—	$4,137,000
Unaffiliated Funds	11,450,657	—	—	11,450,657
Repurchase Agreements	—	780,000	—	780,000

Total Investments in an Asset Position	$15,587,657	$780,000	$—	$16,367,657

10
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $3,797,607)	$4,137,000
Investments in Underlying Unaffiliated Funds (Cost $10,876,078)	11,450,657
Repurchase Agreements (Cost $780,000)	780,000
Cash	807
Receivables:
Fund Shares Sold	44,230
Investments Sold	14,737
Expense Reimbursement from Advisor	13,229
Other	6,319

Total Assets	16,446,979

Liabilities:
Payables:
Distributor and Affiliates	15,817
Fund Shares Repurchased	100
Trustees’ Deferred Compensation and Retirement Plans	12,892
Accrued Expenses	51,049

Total Liabilities	79,858

Net Assets	$16,367,121

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$15,395,115
Net Unrealized Appreciation	913,972
Accumulated Undistributed Net Investment Income	6,087
Accumulated Net Realized Gain	51,947

Net Assets	$16,367,121

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $13,613,992 and 1,078,992 shares of beneficial interest issued and outstanding)	$12.62
Maximum sales charge (5.75%* of offering price)	0.77

Maximum offering price to public	$13.39

Class C Shares:
Net asset value and offering price per share (Based on net assets of $2,297,547 and 182,955 shares of beneficial interest issued and outstanding)	$12.56

Class I Shares:
Net asset value and offering price per share (Based on net assets of $126,888 and 10,000 shares of beneficial interest issued and outstanding)	$12.69

Class R Shares:
Net asset value and offering price per share (Based on net assets of $328,694 and 26,027 shares of beneficial interest issued and outstanding)	$12.63

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$30,025
Dividends From Underlying Unaffiliated Funds	156,341
Interest	255

Total Income	186,621

Expenses:
Registration Fees	34,000
Professional Fees	26,575
Distribution (12b-1) and Service Fees
Class A	12,246
Class C	8,346
Class R	636
Accounting and Administrative Expenses	18,295
Offering	16,318
Reports to Shareholders	11,235
Transfer Agent Fees	8,457
Investment Advisory Fee	5,923
Trustees’ Fees and Related Expenses	5,088
Custody	2,225
Other	5,880

Total Expenses	155,224
Expense Reduction Fee	126,296

Net Expenses	28,928

Net Investment Income	$157,693

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$1,221
Realized Gain on Sales of Underlying Unaffiliated Funds	176,256

Net Realized Gain	177,477

Unrealized Appreciation/Depreciation:
Beginning of the Period	715,745
End of the Period	913,972

Net Unrealized Appreciation During the Period	198,227

Net Realized and Unrealized Gain	$375,704

Net Increase in Net Assets From Operations	$533,397

12
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets  (Unaudited)

		For the Period
		October 23, 2008
	For the	(Commencement
	Six Months Ended	of Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$157,693	$14,477
Net Realized Gain/Loss	177,477	(17,650)
Net Unrealized Appreciation During the Period	198,227	715,745

Change in Net Assets from Operations	533,397	712,572

Distributions from Net Investment Income:
Class A Shares	(141,500)	-0-
Class C Shares	(20,815)	-0-
Class I Shares	(1,720)	-0-
Class R Shares	(3,450)	-0-

	(167,485)	-0-

Distributions from Net Realized Gain:
Class A Shares	(87,979)	-0-
Class C Shares	(16,386)	-0-
Class I Shares	(1,002)	-0-
Class R Shares	(2,427)	-0-

	(107,794)	-0-

Total Distributions	(275,279)	-0-

Net Change in Net Assets from Investment Activities	258,118	712,572

From Capital Transactions:
Proceeds from Shares Sold	11,090,035	5,806,192
Net Asset Value of Shares Issued Through Dividend Reinvestment	266,813	-0-
Cost of Shares Repurchased	(1,449,945)	(316,664)

Net Change in Net Assets from Capital Transactions	9,906,903	5,489,528

Total Increase in Net Assets	10,165,021	6,202,100
Net Assets:
Beginning of the Period	6,202,100	-0-

End of the Period (Including accumulated undistributed net investment income of $6,087 and $15,879, respectively)	$16,367,121	$6,202,100

13
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.02	$10.00

Net Investment Income (a)	0.17	0.08
Net Realized and Unrealized Gain	0.69	1.94

Total from Investment Operations	0.86	2.02

Less:
Distributions from Net Investment Income	0.16	-0-
Distributions from Net Realized Gain	0.10	-0-

Total Distributions	0.26	-0-

Net Asset Value, End of the Period	$12.62	$12.02

Total Return* (b)	7.14% **	20.20% **
Net Assets at End of the Period (In millions)	$13.6	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	2.73%	0.91%
Portfolio Turnover	13% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.51%	14.66%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.59%	(13.37% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.81% and 0.85% at February 28, 2010 and August 31, 2009 respectively.

14
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.97	$10.00

Net Investment Income (a)	0.14	0.03
Net Realized and Unrealized Gain	0.68	1.94

Total from Investment Operations	0.82	1.97

Less:
Distributions from Net Investment Income	0.13	-0-
Distributions from Net Realized Gain	0.10	-0-

Total Distributions	0.23	-0-

Net Asset Value, End of the Period	$12.56	$11.97

Total Return* (b)	6.80% **	19.70%	**
Net Assets at End of the Period (In millions)	$2.3	$0.9
Ratio of Expenses to Average Net Assets* (d)	1.13%	1.12%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.23%	0.40%	(c)
Portfolio Turnover	13% **	16%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	3.26%	15.40%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets (d)	0.10%	(13.88%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.81% and 0.85% at February 28, 2010 and August 31, 2009 respectively.

15
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.07	$10.00

Net Investment Income (a)	0.19	0.19
Net Realized and Unrealized Gain	0.70	1.88

Total from Investment Operations	0.89	2.07

Less:
Distributions from Net Investment Income	0.17	-0-
Distributions from Net Realized Gain	0.10	-0-

Total Distributions	0.27	-0-

Net Asset Value, End of the Period	$12.69	$12.07

Total Return* (b)	7.36% **	20.70% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	3.09%	2.19%
Portfolio Turnover	13% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.26%	14.41%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.95%	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.81% and 0.85% at February 28, 2010 and August 31, 2009 respectively.

16
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.02	$10.00

Net Investment Income (a)	0.18	0.14
Net Realized and Unrealized Gain	0.67	1.88

Total from Investment Operations	0.85	2.02

Less:
Distributions from Net Investment Income	0.14	-0-
Distributions from Net Realized Gain	0.10	-0-

Total Distributions	0.24	-0-

Net Asset Value, End of the Period	$12.63	$12.02

Total Return* (b)	7.06% **	20.20% **
Net Assets at End of the Period (In millions)	$0.3	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	2.82%	1.62%
Portfolio Turnover	13% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.76%	14.91%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	0.69%	(12.66% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.81% and 0.85% at February 28, 2010 and August 31, 2009 respectively.

17
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2030 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$15,464,240

Gross tax unrealized appreciation	$1,075,280
Gross tax unrealized depreciation	(171,863)

Net tax unrealized appreciation on investments	$903,417

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$23,766
Undistributed long-term capital gain	2,876

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.38%, 1.13%, 0.13% and 0.63% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $126,300 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

20

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $18,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $5,900 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $44,600 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $1,100. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$502,218	$-0-	$2,335	$331,525	$902,862
Van Kampen Capital Growth Fund, Class I	357,169	-0-	-0-	219,893	610,692
Van Kampen Core Equity Fund, Class I	264,377	8,099	4,389	157,833	423,042
Van Kampen Emerging Markets Fund, Class I	105,926	-0-	-0-	63,283	172,562
Van Kampen Growth and Income Fund, Class I	436,572	-0-	3,002	270,820	741,922
Van Kampen High Yield Fund, Class I	370,095	-0-	11,217	-0-	370,231
Van Kampen International Growth Fund, Class I	439,538	5,964	9,082	244,915	675,072
Van Kampen Mid Cap Growth Fund, Class I	135,591	-0-	-0-	89,974	240,617

Total	$2,611,486	$14,063	$30,025	$1,378,243	$4,137,000

22

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For the		For the
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	743,944	$9,427,324	442,065	$4,751,255
Class C	117,106	1,489,105	79,433	817,786
Class I	-0-	-0-	10,000	100,000
Class R	13,595	173,606	13,320	137,151

Total Sales	874,645	$11,090,035	544,818	$5,806,192

Dividend Reinvestment:
Class A	17,763	$229,314	-0-	$-0-
Class C	2,714	34,910	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Class R	200	2,589	-0-	-0-

Total Dividend Reinvestment	20,677	$266,813	-0-	$-0-

Repurchases:
Class A	(96,636)	$(1,235,444)	(28,144)	$(312,486)
Class C	(16,081)	(202,987)	(217)	(2,014)
Class I	-0-	-0-	-0-	-0-
Class R	(887)	(11,514)	(201)	(2,164)

Total Repurchases	(113,604)	$(1,449,945)	(28,562)	$(316,664)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $10,555,767 and $1,472,841, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing

23

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $6,300 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced- Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3

24

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

25

Van Kampen 2030 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Your Notes

Your Notes

Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

241, 351, 615, 504
RS2030SAN 04/10
IU10-01621P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2035 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2035 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	24.94%	19.59%	24.26%	24.26%	25.30%	24.69%

1-year	62.18	52.82	60.99	59.99	62.60	61.73

6-month	7.99	1.80	7.63	6.63	8.14	7.95

Gross Expense Ratio	25.10%		25.85%		24.85%	25.35%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2035 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2035 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2035 Composite Index (the “Composite Index”) and the S&P 500® Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement Strategy
				Fund 2035
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

7.99%	7.63%	8.14%	7.95%	8.94%	9.32%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary detractors from performance relative to the Composite Index primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index throughout the period. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	53.4%
Global/International Equity	28.3
Fixed Income	14.1

Total Long-Term Investments	95.8
Total Repurchase Agreements	5.0

Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,079.89	$1.50
Hypothetical	1,000.00	1,023.36	1.45
(5% annual return before expenses)

Class C
Actual	1,000.00	1,076.25	5.35
Hypothetical	1,000.00	1,019.64	5.21
(5% annual return before expenses)

Class I
Actual	1,000.00	1,081.42	0.21
Hypothetical	1,000.00	1,024.60	0.20
(5% annual return before expenses)

Class R
Actual	1,000.00	1,079.49	2.78
Hypothetical	1,000.00	1,022.12	2.71
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.29%, 1.04%, 0.04% and 0.54%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 95.8%
Affiliated Funds 28.4% (a)
Van Kampen American Value Fund, Class I	26,164	$600,197
Van Kampen Capital Growth Fund, Class I (b)	36,568	402,249
Van Kampen Core Equity Fund, Class I	40,513	284,808
Van Kampen Emerging Markets Fund, Class I (b)	8,024	107,205
Van Kampen Growth and Income Fund, Class I	28,746	500,751
Van Kampen High Yield Fund, Class I	21,872	203,407
Van Kampen International Growth Fund, Class I	29,142	445,574
Van Kampen Mid Cap Growth Fund, Class I (b)	6,894	162,499

		2,706,690

Unaffiliated Funds 67.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,520	573,583
Russell Emerging Markets Fund, Class Y	35,173	590,554
Russell International Developed Markets Fund, Class Y	55,265	1,554,045
Russell Strategic Bond Fund, Class Y	53,890	567,463
Russell U.S. Core Equity Fund, Class Y	76,913	1,865,131
Russell U.S. Small & Mid Cap Fund, Class Y	69,940	1,283,400

		6,434,176

Total Long-Term Investments 95.8% (Cost $8,546,448)		9,140,866

Repurchase Agreements 5.0%
Banc of America Securities ($87,644 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $87,645)		87,644
JPMorgan Chase & Co. ($373,151 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $373,154)		373,151
State Street Bank & Trust Co. ($17,205 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $17,205)		17,205

Total Repurchase Agreements 5.0% (Cost $478,000)		478,000

Total Investments 100.8% (Cost $9,024,448)		9,618,866

Liabilities in Excess of Other Assets (0.8%)		(73,036)

Net Assets 100.0%		$9,545,830

Percentages are calculated as a percentage of net assets.

9
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$2,706,690	$—	$—	$2,706,690
Unaffiliated Funds	6,434,176	—	—	6,434,176
Repurchase Agreements	—	478,000	—	478,000

Total Investments in an Asset Position	$9,140,866	$478,000	$—	$9,618,866

10
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $2,476,206)	$2,706,690
Investments in Underlying Unaffiliated Funds (Cost $6,070,242)	6,434,176
Repurchase Agreements (Cost $478,000)	478,000
Cash	563
Receivables:
Expense Reimbursement from the Adviser	21,478
Fund Shares Sold	6,527
Other	6,282

Total Assets	9,653,716

Liabilities:
Payables:
Fund Shares Repurchased	46,457
Distributor and Affiliates	11,187
Trustees’ Deferred Compensation and Retirement Plans	12,876
Accrued Expenses	37,366

Total Liabilities	107,886

Net Assets	$9,545,830

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$8,939,968
Net Unrealized Appreciation	594,418
Accumulated Net Realized Gain	13,624
Accumulated Undistributed Net Investment Income	(2,180)

Net Assets	$9,545,830

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $7,054,741 and 535,316 shares of beneficial interest issued and outstanding)	$13.18
Maximum sales charge (5.75%* of offering price)	0.80

Maximum offering price to public	$13.98

Class C Shares:
Net asset value and offering price per share (Based on net assets of $1,482,692 and 113,117 shares of beneficial interest issued and outstanding)	$13.11

Class I Shares:
Net asset value and offering price per share (Based on net assets of $132,213 and 10,000 shares of beneficial interest issued and outstanding)	$13.22

Class R Shares:
Net asset value and offering price per share (Based on net assets of $876,184 and 66,600 shares of beneficial interest issued and outstanding)	$13.16

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$19,350
Dividends From Underlying Unaffiliated Funds	88,784
Interest	146

Total Income	108,280

Expenses:
Registration Fees	33,608
Professional Fees	24,583
Accounting and Administrative Expenses	18,126
Offering Costs	16,318
Reports to Shareholders	8,650
Distribution (12b-1) and Service Fees
Class A	6,871
Class C	5,157
Class R	1,022
Transfer Agent Fees	6,285
Trustees’ Fees and Related Expenses	6,057
Investment Advisory Fee	3,535
Custody	1,471
Other	4,516

Total Expenses	136,199
Expense Reduction	121,735

Net Expenses	14,464

Net Investment Income	$93,816

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$1,781
Realized Gain on Sales of Underlying Unaffiliated Funds	113,359

Net Realized Gain	115,140
Unrealized Appreciation/Depreciation:
Beginning of the Period	459,997
End of the Period	594,418

Net Unrealized Appreciation During the Period	134,421

Net Realized and Unrealized Gain	$249,561

Net Increase in Net Assets From Operations	$343,377

12
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For The Period
		October 23, 2008
	For The	(Commencement
	Six Months Ended	of Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$93,816	$6,793
Net Realized Gain/Loss	115,140	(7,405)
Net Unrealized Appreciation During the Period	134,421	459,997

Change in Net Assets from Operations	343,377	459,385

Distributions from Net Investment Income:
Class A Shares	(83,046)	-0-
Class C Shares	(14,931)	-0-
Class I Shares	(1,900)	-0-
Class R Shares	(3,826)	-0-

	(103,703)	-0-

Distributions from Net Realized Gain:
Class A Shares	(73,013)	-0-
Class C Shares	(15,728)	-0-
Class I Shares	(1,569)	-0-
Class R Shares	(3,732)	-0-

	(94,042)	-0-

Total Distributions	(197,745)	-0-

Net Change in Net Assets from Investment Activities	145,632	459,385

From Capital Transactions:
Proceeds from Shares Sold	5,918,668	3,496,767
Net Asset Value of Shares Issued Through Dividend Reinvestment	183,606	-0-
Cost of Shares Repurchased	(607,716)	(50,512)

Net Change in Net Assets from Capital Transactions	5,494,558	3,446,255

Total Increase in Net Assets	5,640,190	3,905,640
Net Assets:
Beginning of the Period	3,905,640	-0-

End of the Period (Including accumulated undistributed net investment income of $(2,180) and $7,707, respectively)	$9,545,830	$3,905,640

13
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.51	$10.00

Net Investment Income (a)	0.18	0.05
Net Realized and Unrealized Gain	0.83	2.46

Total from Investment Operations	1.01	2.51

Less:
Distributions from Net Investment Income	0.18	-0-
Distributions from Net Realized Gain	0.16	-0-

Total Distributions	0.34	-0-

Net Asset Value, End of the Period	$13.18	$12.51

Total Return* (b)	7.99% **	25.10% **
Net Assets at End of the Period (In millions)	$7.1	$3.1
Ratio of Expenses to Average Net Assets* (c)	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets* (c)	2.79%	0.56%
Portfolio Turnover	12% **	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	3.74%	24.16%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.66% )	(23.31% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.84% and 0.94% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.47	$10.00

Net Investment Income (a)	0.15	0.03
Net Realized and Unrealized Gain	0.80	2.44

Total from Investment Operations	0.95	2.47

Less:
Distributions from Net Investment Income	0.15	-0-
Distributions from Net Realized Gain	0.16	-0-

Total Distributions	0.31	-0-

Net Asset Value, End of the Period	$13.11	$12.47

Total Return* (b)	7.63% **	24.60%	**(c)
Net Assets at End of the Period (In millions)	$1.5	$0.5
Ratio of Expenses to Average Net Assets* (d)	1.04%	0.90%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.30%	0.37%	(c)
Portfolio Turnover	12% **	11%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	4.49%	24.77%	(c)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.15% )	(23.50%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.84% and 0.94% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.54	$10.00

Net Investment Income (a)	0.20	0.17
Net Realized and Unrealized Gain	0.83	2.37

Total from Investment Operations	1.03	2.54

Less:
Distributions from Net Investment Income	0.19	-0-
Distributions from Net Realized Gain	0.16	-0-

Total Distributions	0.35	-0-

Net Asset Value, End of the Period	$13.22	$12.54

Total Return* (b)	8.14% **	25.40% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets* (c)	2.97%	1.92%
Portfolio Turnover	12% **	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	3.49%	23.91%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.48% )	(21.95% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.84% and 0.94% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.49	$10.00

Net Investment Income (a)	0.11	0.12
Net Realized and Unrealized Gain	0.88	2.37

Total from Investment Operations	0.99	2.49

Less:
Distributions from Net Investment Income	0.16	-0-
Distributions from Net Realized Gain	0.16	-0-

Total Distributions	0.32	-0-

Net Asset Value, End of the Period	$13.16	$12.49

Total Return* (b)	7.95% **	24.80% **
Net Assets at End of the Period (In millions)	$0.9	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.54%	0.54%
Ratio of Net Investment Income to Average Net Assets* (c)	1.63%	1.42%
Portfolio Turnover	12% **	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	3.99%	24.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.82% )	(22.45% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.84% and 0.94% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2035 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a nondiversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ended after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$9,030,829

Gross tax unrealized appreciation	$692,005
Gross tax unrealized depreciation	(103,968)

Net tax unrealized appreciation on investments	$588,037

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,963
Undistributed long-term capital gain	3,579

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.29%, 1.04%, 0.04% and 0.54% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $121,700 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $30 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

20

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $15,500 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $6,200 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $21,600 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $1,000. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Earned	Value at	Value at
Investments	Cost	Proceeds	Income	8/31/09	2/28/10

Van Kampen American Value Fund, Class I	$321,969	$-0-	$1,594	$230,631	$600,197
Van Kampen Capital Growth Fund, Class I	221,721	-0-	-0-	157,083	402,249
Van Kampen Core Equity Fund, Class I	166,488	-0-	2,998	110,962	284,808
Van Kampen Emerging Markets Fund, Class I	65,351	14,226	-0-	53,339	107,205
Van Kampen Growth and Income Fund, Class I	287,597	4,212	2,040	193,466	500,751
Van Kampen High Yield Fund, Class I	203,506	-0-	6,465	-0-	203,407
Van Kampen International Growth Fund, Class I	272,799	-0-	6,253	174,970	445,574
Van Kampen Mid Cap Growth Fund, Class I	91,271	-0-	-0-	60,702	162,499

Total	$1,630,702	$18,438	$19,350	$981,153	$2,706,690

22

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The Six Months Ended		For The Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	310,816	$4,125,187	254,706	$2,851,102
Class C	77,716	1,031,778	41,883	439,298
Class I	195	2,625	10,000	100,000
Class R	56,171	759,078	10,512	106,367

Total Sales	444,898	$5,918,668	317,101	$3,496,767

Dividend Reinvestment:
Class A	11,269	$152,585	-0-	$-0-
Class C	2,032	27,393	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Class R	268	3,628	-0-	-0-

Total Dividend Reinvestment	13,569	$183,606	-0-	$-0-

Repurchases:
Class A	(36,925)	$(490,719)	(4,550)	$(47,879)
Class C	(8,267)	(109,735)	(247)	(2,633)
Class I	(195)	(2,658)	-0-	-0-
Class R	(351)	(4,604)	-0-	-0-

Total Repurchases	(45,738)	$(607,716)	(4,797)	$(50,512)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $5,832,777 and $811,722, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will

23

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $2,600 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The transaction is subject to certain approvals and other conditions to closing, and is currently expected to close mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim

24

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

25

Van Kampen 2035 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Your Notes

Your Notes

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

242, 352, 616, 505
RS2035SAN 04/10
IU10-01622P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2040 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2040 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/2010 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges

Since Inception	25.46%	20.08%	24.79%	24.79%	25.79%	25.18%

1-year	63.87	54.37	62.88	61.88	64.26	63.58

6-month	7.99	1.76	7.55	6.55	8.12	7.84

Gross Expense Ratio	34.74%		35.49%		34.49%	34.99%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2040 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2040 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2040 Composite Index (the “Composite Index”) and the S&P 500® Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement Strategy
				Fund 2040
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

7.99%	7.55%	8.12%	7.84%	9.05%	9.32%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractors from performance relative to the Composite Index were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index throughout the period. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	52.4%
Global/International Equity	28.4
Fixed Income	14.0

Total Long-Term Investments	94.8
Total Repurchase Agreements	6.2

Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,079.86	$1.44
Hypothetical	1,000.00	1,023.41	1.40
(5% annual return before expenses)

Class C
Actual	1,000.00	1,075.50	5.35
Hypothetical	1,000.00	1,019.64	5.21
(5% annual return before expenses)

Class I
Actual	1,000.00	1,081.16	0.15
Hypothetical	1,000.00	1,024.65	0.15
(5% annual return before expenses)

Class R
Actual	1,000.00	1,078.37	2.73
Hypothetical	1,000.00	1,022.17	2.66
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28%, 1.04%, 0.03% and 0.53% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 94.8%
Affiliated Funds 28.2% (a)
Van Kampen American Value Fund, Class I	21,843	$501,067
Van Kampen Capital Growth Fund, Class I (b)	31,205	343,254
Van Kampen Core Equity Fund, Class I	33,994	238,979
Van Kampen Emerging Markets Fund, Class I (b)	7,166	95,742
Van Kampen Growth and Income Fund, Class I	24,001	418,097
Van Kampen High Yield Fund, Class I	19,559	181,901
Van Kampen International Growth Fund, Class I	24,893	380,615
Van Kampen Mid Cap Growth Fund, Class I (b)	5,729	135,032

		2,294,687

Unaffiliated Funds 66.6%
iShares Barclays U.S. Treasury Inflation Protected
Securities Fund	4,562	474,037
Russell Emerging Markets Fund, Class Y	31,135	522,760
Russell International Developed Markets Fund, Class Y	46,687	1,312,837
Russell Strategic Bond Fund, Class Y	45,424	478,313
Russell U.S. Core Equity Fund, Class Y	64,387	1,561,383
Russell U.S. Small & Mid Cap Fund, Class Y	58,064	1,065,476

		5,414,806

Total Long-Term Investments 94.8% (Cost $7,333,241)		7,709,493

Repurchase Agreements 6.2%
Banc of America Securities ($93,328 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $93,329)		93,328
JPMorgan Chase & Co. ($397,352 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $397,355)		397,352
State Street Bank & Trust Co. ($18,320 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $18,320)		18,320

Total Repurchase Agreements 6.2% (Cost $509,000)		509,000

Total Investments 101.0% (Cost $7,842,241)		8,218,493

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Description	Value

Liabilities in Excess of Other Assets (1.0%)	$(82,537)

Net Assets 100.0%	$8,135,956

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investments	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Underlying Funds
Affiliated Funds	$2,294,687	$—	$—	$2,294,687
Unaffiliated Funds	5,414,806	—	—	5,414,806
Repurchase Agreements	—	509,000	—	509,000

Total Investments in an Asset Position	$7,709,493	$509,000	$—	$8,218,493

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Unaffiliated Funds (Cost $5,188,444)	$5,414,806
Investments in Underlying Affiliated Funds (Cost $2,144,797)	2,294,687
Repurchase Agreements (Cost $509,000)	509,000
Cash	292
Receivables:
Fund Shares Sold	59,585
Expense Reimbursement from Adviser	36,428
Other	6,249

Total Assets	8,321,047

Liabilities:
Payables:
Investments Purchased	97,712
Fund Shares Repurchased	15,395
Distributor and Affiliates	12,437
Trustees’ Deferred Compensation and Retirement Plans	12,850
Accrued Expenses	46,697

Total Liabilities	185,091

Net Assets	$8,135,956

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$7,766,747
Net Unrealized Appreciation	376,252
Accumulated Undistributed Net Investment Income	(2,457)
Accumulated Net Realized Loss	(4,586)

Net Assets	$8,135,956

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $6,675,505 and 502,454 shares of beneficial interest issued and outstanding)	$13.29
Maximum sales charge (5.75%* of offering price)	0.81

Maximum offering price to public	$14.10

Class C Shares:
Net asset value and offering price per share (Based on net assets of $791,139 and 59,802 shares of beneficial interest issued and outstanding)	$13.23

Class I Shares:
Net asset value and offering price per share (Based on net assets of $183,444 and 13,758 shares of beneficial interest issued and outstanding)	$13.33

Class R Shares:
Net asset value and offering price per share (Based on net assets of $485,868 and 36,616 shares of beneficial interest issued and outstanding)	$13.27

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends from Underlying Unaffiliated Funds	$76,275
Dividends from Underlying Affiliated Funds	16,878
Interest	130

Total Income	93,283

Expenses:
Registration Fees	39,467
Professional Fees	23,658
Accounting and Administrative Expenses	18,683
Offering Costs	16,318
Reports to Shareholders	14,276
Distribution (12b-1) and Service Fees
Class A	5,793
Class C	2,993
Class R	999
Transfer Agent Fees	8,684
Trustees’ Fees and Related Expenses	6,283
Custody	4,116
Investment Advisory Fee	2,905
Other	5,005

Total Expenses	149,180
Expense Reduction	138,524

Net Expenses	10,656

Net Investment Income	$82,627

Realized and Unrealized Gain/Loss:
Realized Gain on Sales of Underlying Unaffiliated Funds	$63,190
Realized Gain on Sales of Underlying Affiliated Funds	329

Net Realized Gain	63,519

Unrealized Appreciation/Depreciation:
Beginning of the Period	272,840
End of the Period	376,252

Net Unrealized Appreciation During the Period	103,412

Net Realized and Unrealized Gain	$166,931

Net Increase in Net Assets From Operations	$249,558

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For The Period
		October 23, 2008
	For The Six	(Commencement of
	Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$82,627	$5,719
Net Realized Gain/Loss	63,519	(2,045)
Net Unrealized Appreciation During the Period	103,412	272,840

Change in Net Assets from Operations	249,558	276,514

Distributions from Net Investment Income:
Class A Shares	(78,897)	-0-
Class C Shares	(7,739)	-0-
Class I Shares	(2,566)	-0-
Class R Shares	(5,300)	-0-

	(94,502)	-0-

Distributions from Net Realized Gain:
Class A Shares	(53,561)	-0-
Class C Shares	(6,682)	-0-
Class I Shares	(1,659)	-0-
Class R Shares	(4,068)	-0-

	(65,970)	-0-

Total Distributions	(160,472)	-0-

Net Change in Net Assets from Investment Activities	89,086	276,514

From Capital Transactions:
Proceeds from Shares Sold	5,796,085	2,277,960
Net Asset Value of Shares Issued Through Dividend Reinvestment	147,295	-0-
Cost of Shares Repurchased	(424,157)	(26,827)

Net Change in Net Assets from Capital Transactions	5,519,223	2,251,133

Total Increase in Net Assets	5,608,309	2,527,647
Net Assets:
Beginning of the Period	2,527,647	-0-

End of the Period (Including accumulated undistributed net investment income of $(2,457) and $9,418, respectively)	$8,135,956	$2,527,647

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			October 23, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class A Shares	February 28, 2010		August 31, 2009

Net Asset Value, Beginning of the Period	$12.58		$10.00

Net Investment Income (a)	0.20		0.06
Net Realized and Unrealized Gain	0.81		2.52

Total from Investment Operations	1.01		2.58

Less:
Distributions from Net Investment Income	0.18		-0-
Distributions from Net Realized Gain	0.12		-0-

Total Distributions	0.30		-0-

Net Asset Value, End of the Period	$13.29		$12.58

Total Return* (b)	7.99%	**	25.80% **
Net Assets at End of the Period (In millions)	$6.7		$1.8
Ratio of Expenses to Average Net Assets* (c)	0.28%		0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	2.97%		0.62%
Portfolio Turnover	13%	**	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	5.05%		33.79%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.80%	)	(32.88% )

**	Non-Annualized

(a)	Based on average shares outstanding

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.86% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			October 23, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class C Shares	February 28, 2010		August 31, 2009

Net Asset Value, Beginning of the Period	$12.54		$10.00

Net Investment Income (a)	0.14		0.05
Net Realized and Unrealized Gain	0.81		2.49

Total from Investment Operations	0.95		2.54

Less:
Distributions from Net Investment Income	0.14		-0-
Distributions from Net Realized Gain	0.12		-0-

Total Distributions	0.26		-0-

Net Asset Value, End of the Period	$13.23		$12.54

Total Return* (b)	7.55%	**	25.40%	(c)**
Net Assets at End of the Period (In millions)	$0.8		$0.3
Ratio of Expenses to Average Net Assets* (d)	1.04%		0.84%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.08%		0.59%	(c)
Portfolio Turnover	13%	**	13%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	5.81%		34.34%	(c)
Ratio of Net Investment Loss to Average Net Assets (d)	(2.69%	)	(32.91%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflects actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.86% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			October 23, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class I Shares	February 28, 2010		August 31, 2009

Net Asset Value, Beginning of the Period	$12.61		$10.00

Net Investment Income (a)	0.19		0.16
Net Realized and Unrealized Gain	0.84		2.45

Total from Investment Operations	1.03		2.61

Less:
Distributions from Net Investment Income	0.19		-0-
Distributions from Net Realized Gain	0.12		-0-

Total Distributions	0.31		-0-

Net Asset Value, End of the Period	$13.33		$12.61

Total Return* (b)	8.12%	**	26.10% **
Net Assets at End of the Period (In millions)	$0.2		$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%		0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	2.90%		1.87%
Portfolio Turnover	13%	**	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	4.80%		33.54%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.87%	)	(31.63% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.86% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			October 23, 2008
	Six Months		(Commencement of
	Ended		Operations) to
Class R Shares	February 28, 2010		August 31, 2009

Net Asset Value, Beginning of the Period	$12.56		$10.00

Net Investment Income (a)	0.17		0.10
Net Realized and Unrealized Gain	0.82		2.46

Total from Investment Operations	0.99		2.56

Less:
Distributions from Net Investment Income	0.16		-0-
Distributions from Net Realized Gain	0.12		-0-

Total Distributions	0.28		-0-

Net Asset Value, End of the Period	$13.27		$12.56

Total Return* (b)	7.84%	**	25.60% **
Net Assets at End of the Period (In millions)	$0.5		$0.3
Ratio of Expenses to Average Net Assets* (c)	0.53%		0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	2.53%		1.16%
Portfolio Turnover	13%	**	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	5.30%		34.04%
Ratio of Net Investment Loss to Average Net Assets (c)	(2.24%	)	(32.34% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.86% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2040 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by taxing authorities.

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$7,851,406

Gross tax unrealized appreciation	$462,662
Gross tax unrealized depreciation	(95,575)

Net tax unrealized appreciation on investments	$367,087

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$17,173
Undistributed long-term capital gain	4,584

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.28%, 1.04%, 0.03% and 0.53% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $138,500 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $16,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,200 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $18,300 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $600. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investments	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$323,590	$-0-	$1,281	$140,819	$501,067
Van Kampen Capital Growth Fund, Class I	230,840	-0-	-0-	95,548	343,254
Van Kampen Core Equity Fund, Class I	168,569	-0-	2,654	65,590	238,979
Van Kampen Emerging Markets Fund, Class I	78,747	30,103	-0-	45,170	95,742
Van Kampen Growth and Income Fund, Class I	285,209	-0-	1,662	115,412	418,097
Van Kampen High Yield Fund, Class I	181,844	-0-	5,789	-0-	181,901
Van Kampen International Growth Fund, Class I	278,860	-0-	5,492	105,682	380,615
Van Kampen Mid Cap Growth Fund, Class I	90,054	-0-	-0-	37,596	135,032

Total	$1,637,713	$30,103	$16,878	$605,817	$2,294,687

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	378,286	$5,078,987	145,597	$1,661,315
Class C	38,731	511,071	23,261	236,653
Class I	3,675	49,383	10,000	100,000
Class R	11,684	156,644	24,597	279,992

Total Sales	432,376	$5,796,085	203,455	$2,277,960

Dividend Reinvestment:
Class A	9,491	$129,458	-0-	$-0-
Class C	868	11,802	-0-	-0-
Class I	83	1,135	-0-	-0-
Class R	359	4,900	-0-	-0-

Total Dividend Reinvestment	10,801	$147,295	-0-	$-0-

Repurchases:
Class A	(29,193)	$(392,124)	(1,727)	$(19,116)
Class C	(2,352)	(31,719)	(706)	(7,711)
Class I	-0-	-0-	-0-	-0-
Class R	(24)	(314)	-0-	-0-

Total Repurchases	(31,569)	$(424,157)	(2,433)	$(26,827)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $5,829,939 and $724,638, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,200 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen 2040 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Your Notes

Your Notes

Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

244, 354, 618, 506
RS2040SAN 04/10
IU10-01623P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2045 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2045 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	26.41%	20.99%	25.97%	25.97%	26.76%	26.14%

1-year	64.75	55.24	64.17	63.17	65.37	64.47

6-month	8.23	2.03	7.98	6.98	8.46	8.18

Gross Expense Ratios	43.13%		43.88%		42.88%	43.38%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2045 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2045 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2045 Composite Index (the “Composite Index”) and the S&P 500® Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement Strategy
				Fund 2045
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

8.23%	7.98%	8.46%	8.18%	9.05%	9.32%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The primary detractors from performance relative to the Composite Index for the period under review were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index. Positive contributors to relative performance included the Russell Strategic Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	53.0%
Global/International	28.9
Fixed Income	14.2

Total Long-Term Investments	96.1
Total Repurchase Agreements	4.7

Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,082.30	$1.45
Hypothetical	1,000.00	1,023.41	1.40
(5% annual return before expenses)

Class C
Actual	1,000.00	1,079.77	4.54
Hypothetical	1,000.00	1,020.43	4.41
(5% annual return before expenses)

Class I
Actual	1,000.00	1,084.64	0.16
Hypothetical	1,000.00	1,024.65	0.15
(5% annual return before expenses)

Class R
Actual	1,000.00	1,081.76	2.74
Hypothetical	1,000.00	1,022.17	2.66
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28%, 0.88%, 0.03% and 0.53% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class C expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 96.1%
Affiliated Funds 28.7% (a)
Van Kampen American Value Fund, Class I	8,425	$193,266
Van Kampen Capital Growth Fund, Class I (b)	12,039	132,428
Van Kampen Core Equity Fund, Class I	13,190	92,726
Van Kampen Emerging Markets Fund, Class I (b)	2,934	39,204
Van Kampen Growth and Income Fund, Class I	9,315	162,261
Van Kampen High Yield Fund, Class I	8,615	80,118
Van Kampen International Growth Fund, Class I	9,567	146,280
Van Kampen Mid Cap Growth Fund, Class I (b)	2,251	53,054

		899,337

Unaffiliated Funds 67.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,749	181,739
Russell Emerging Markets Fund, Class Y	12,491	209,727
Russell International Developed Markets Fund, Class Y	18,087	508,608
Russell Strategic Bond Fund, Class Y	17,417	183,404
Russell U.S. Core Equity Fund, Class Y	25,107	608,838
Russell U.S. Small & Mid Cap Fund, Class Y	22,661	415,833

		2,108,149

Total Long-Term Investments 96.1% (Cost $2,777,832)		3,007,486

Repurchase Agreements 4.7%
Banc of America Securities ($26,953 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $26,953)		26,953
JPMorgan Chase & Co. ($114,756 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $114,757)		114,756
State Street Bank & Trust Co. ($5,291 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $5,291)		5,291

Total Repurchase Agreements 4.7% (Cost $147,000)		147,000

Total Investments 100.8% (Cost $2,924,832)		3,154,486

Liabilities in Excess of Other Assets (0.8%)		(25,416)

Net Assets 100.0%		$3,129,070

9
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$899,337	$—	$—	$899,337
Unaffiliated Funds	2,108,149	—	—	2,108,149
Repurchase Agreements	—	147,000	—	147,000

Total Investments in an Asset Position	$3,007,486	$147,000	$—	$3,154,486

10
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $809,028)	$899,337
Investments in Underlying Unaffiliated Funds (Cost $1,968,804)	2,108,149
Repurchase Agreements (Cost $147,000)	147,000
Cash	966
Receivables:
Fund Shares Sold	18,126
Expense Reimbursement from Adviser	30,343
Other	6,230

Total Assets	3,210,151

Liabilities:
Payables:
Distributor and Affiliates	10,597
Fund Shares Repurchased	2,260
Trustees’ Deferred Compensation and Retirement Plans	12,845
Accrued Expenses	55,379

Total Liabilities	81,081

Net Assets	$3,129,070

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$2,864,770
Net Unrealized Appreciation	229,654
Accumulated Net Realized Gain	39,480
Accumulated Undistributed Net Investment Income	(4,834)

Net Assets	$3,129,070

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $2,441,280 and 184,224 shares of beneficial interest issued and outstanding)	$13.25
Maximum sales charge (5.75%* of offering price)	0.81

Maximum offering price to public	$14.06

Class C Shares:
Net asset value and offering price per share (Based on net assets of $336,840 and 25,444 shares of beneficial interest issued and outstanding)	$13.24

Class I Shares:
Net asset value and offering price per share (Based on net assets of $132,946 and 10,000 shares of beneficial interest issued and outstanding)	$13.29

Class R Shares:
Net asset value and offering price per share (Based on net assets of $218,004 and 16,465 shares of beneficial interest issued and outstanding)	$13.24

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$7,529
Dividends From Underlying Unaffiliated Funds	33,851
Interest	51

Total Income	41,431

Expenses:
Registration Fees	40,370
Accounting and Administrative Expenses	22,914
Professional Fees	19,402
Offering	16,318
Transfer Agent Fees	7,925
Reports to Shareholders	7,137
Trustees’ Fees and Related Expenses	6,500
Distribution (12b-1) and Service Fees
Class A	2,405
Class C	1,249
Class R	465
Custody	2,877
Investment Advisory Fee	1,269
Other	4,692

Total Expenses	133,523
Expense Reduction	129,023

Net Expenses	4,500

Net Investment Income	$36,931

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$11,240
Realized Gain on Sales of Underlying Unaffiliated Funds	85,521

Net Realized Gain	96,761

Unrealized Appreciation/Depreciation:
Beginning of the Period	206,140
End of the Period	229,654

Net Unrealized Appreciation During the Period	23,514

Net Realized and Unrealized Gain	$120,275

Net Increase in Net Assets From Operations	$157,206

12
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets (Unaudited)

		For the Period
		October 23, 2008
	For The	(Commencement
	Six Months Ended	of Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$36,931	$5,116
Net Realized Gain/Loss	96,761	(1,425)
Net Unrealized Appreciation During the Period	23,514	206,140

Change in Net Assets from Operations	157,206	209,831

Distributions from Net Investment Income:
Class A Shares	(38,522)	-0-
Class C Shares	(3,902)	-0-
Class I Shares	(2,378)	-0-
Class R Shares	(3,022)	-0-

	(47,824)	-0-

Distributions from Net Realized Gain:
Class A Shares	(43,465)	-0-
Class C Shares	(5,824)	-0-
Class I Shares	(2,552)	-0-
Class R Shares	(3,927)	-0-

	(55,768)	-0-

Total Distributions	(103,592)	-0-

Net Change in Net Assets from Investment Activities	53,614	209,831

From Capital Transactions:
Proceeds from Shares Sold	1,908,107	1,255,643
Net Asset Value of Shares Issued Through Dividend Reinvestment	84,082	-0-
Cost of Shares Repurchased	(378,819)	(3,388)

Net Change in Net Assets from Capital Transactions	1,613,370	1,252,255

Total Increase in Net Assets	1,666,984	1,462,086
Net Assets:
Beginning of the Period	1,462,086	-0-

End of the Period (Including accumulated undistributed net investment income of $(4,834) and $6,059, respectively)	$3,129,070	$1,462,086

13
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.68	$10.00

Net Investment Income (a)	0.20	0.07
Net Realized and Unrealized Gain	0.86	2.61

Total from Investment Operations	1.06	2.68

Less:
Distributions from Net Investment Income	0.23	-0-
Distributions from Net Realized Gain	0.26	-0-

Total Distributions	0.49	-0-

Net Asset Value, End of the Period	$13.25	$12.68

Total Return* (b)	8.23% **	26.80% **
Net Assets at End of the Period (In millions)	$2.4	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	3.03%	0.71%
Portfolio Turnover	23% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	10.46%	42.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.15% )	(41.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.81% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.65	$10.00

Net Investment Income (a)	0.15	0.07
Net Realized and Unrealized Gain	0.87	2.58

Total from Investment Operations	1.02	2.65

Less:
Distributions from Net Investment Income	0.17	-0-
Distributions from Net Realized Gain	0.26	-0-

Total Distributions	0.43	-0-

Net Asset Value, End of the Period	$13.24	$12.65

Total Return* (b) (c)	7.98% **	26.50% **
Net Assets at End of the Period (In millions)	$0.3	$0.2
Ratio of Expenses to Average Net Assets* (c) (d)	0.88%	0.62%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	2.20%	0.81%
Portfolio Turnover	23% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	11.06%	42.51%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(7.98% )	(41.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.81% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.71	$10.00

Net Investment Income (a)	0.20	0.15
Net Realized and Unrealized Gain	0.88	2.56

Total from Investment Operations	1.08	2.71

Less:
Distributions from Net Investment Income	0.24	-0-
Distributions from Net Realized Gain	0.26	-0-

Total Distributions	0.50	-0-

Net Asset Value, End of the Period	$13.29	$12.71

Total Return* (b)	8.46% **	27.00% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	3.06%	1.69%
Portfolio Turnover	23% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	10.21%	41.93%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.12% )	(40.21% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.81% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.65	$10.00

Net Investment Income (a)	0.18	0.10
Net Realized and Unrealized Gain	0.87	2.55

Total from Investment Operations	1.05	2.65

Less:
Distributions from Net Investment Income	0.20	-0-
Distributions from Net Realized Gain	0.26	-0-

Total Distributions	0.46	-0-

Net Asset Value, End of the Period	$13.24	$12.65

Total Return* (b)	8.18% **	26.50% **
Net Assets at End of the Period (In millions)	$0.2	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	2.70%	1.18%
Portfolio Turnover	23% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	10.71%	42.43%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.48% )	(40.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.81% and 0.95% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2045 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by taxing authorities.

19

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$2,928,421

Gross tax unrealized appreciation	$252,116
Gross tax unrealized depreciation	(26,051)

Net tax unrealized appreciation on investments	$226,065

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,701
Undistributed long-term capital gain	4,628

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.28%, 0.88%, 0.03% and 0.53% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $129,000 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $20 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

20

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $16,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $7,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,200 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $5,600 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $100. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$101,017	$10,537	$604	$84,475	$193,266
Van Kampen Capital Growth Fund, Class I	72,496	6,848	-0-	56,566	132,428
Van Kampen Core Equity Fund, Class I	53,155	2,542	1,131	38,751	92,726
Van Kampen Emerging Markets Fund, Class I	23,034	13,366	-0-	27,540	39,204
Van Kampen Growth and Income Fund, Class I	89,365	6,943	767	70,002	162,261
Van Kampen High Yield Fund, Class I	79,942	-0-	2,708	-0-	80,118
Van Kampen International Growth Fund, Class I	91,300	9,315	2,319	63,039	146,280
Van Kampen Mid Cap Growth Fund, Class I	26,967	-0-	-0-	21,885	53,054

Total	$537,276	$49,551	$7,529	$362,258	$899,337

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	129,093	$1,727,510	76,434	$852,916
Class C	7,215	97,059	18,459	194,250
Class I	-0-	-0-	10,000	100,000
Class R	6,242	83,538	10,748	108,477

Total Sales	142,550	$1,908,107	115,641	$1,255,643

Dividend Reinvestment:
Class A	5,672	$77,133	-0-	$-0-
Class C	356	4,842	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Class R	155	2,107	-0-	-0-

Total Dividend Reinvestment	6,183	$84,082	-0-	$-0-

Repurchases:
Class A	(26,703)	$(361,860)	(272)	$(3,258)
Class C	(585)	(7,809)	(1)	(15)
Class I	-0-	-0-	-0-	-0-
Class R	(670)	(9,150)	(10)	(115)

Total Repurchases	(27,958)	$(378,819)	(283)	$(3,388)

22

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $1,982,733 and $558,996, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $100 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (”Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of

23

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

24

Van Kampen 2045 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

245, 355, 620, 507
RS2045SAN 04/10
IU10-01624P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen 2050 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2050 Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	26.78%	21.34%	26.51%	26.51%	27.20%	26.57%

1 Year	64.81%	55.33%	64.54%	63.54%	65.55%	64.64%

6 Month	8.57%	2.36%	8.18%	7.18%	8.80%	8.51%

Gross Expense Ratio	44.11%		44.85%		43.85%	44.35%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2050 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000» Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2050 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2050 Composite Index (the “Composite Index”) and the S&P 500® Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

				Van Kampen
				Retirement Strategy
				Fund 2050 Composite
Class A	Class C	Class I	Class R	Index	S&P 500® Index

8.57%	8.18%	8.80%	8.51%	9.05%	9.32%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractors from performance relative to the Composite Index for the period under review were primarily due to the Fund’s slightly higher-than-benchmark cash position and the underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund versus the Composite Index. Positive contributors to relative performance included the Russell Strategic

2

Bond Fund and the Russell U.S. Small & Mid Cap Fund, which outperformed the Composite Index during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

U.S. Equity	54.2%
Global/International Equity	29.6
Fixed Income	11.0

Total Long-Term Investments	94.8
Total Repurchase Agreements	5.7

Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,085.75	$1.34
Hypothetical	1,000.00	1,023.51	1.30
(5% annual return before expenses)

Class C
Actual	1,000.00	1,081.80	5.68
Hypothetical	1,000.00	1,019.34	5.51
(5% annual return before expenses)

Class I
Actual	1,000.00	1,088.04	0.05
Hypothetical	1,000.00	1,024.74	0.05
(5% annual return before expenses)

Class R
Actual	1,000.00	1,085.06	2.64
Hypothetical	1,000.00	1,022.27	2.56
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, 1.10%, 0.01% and 0.51%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Underlying Funds 94.8%
Affiliated Funds 29.7% (a)
Van Kampen American Value Fund, Class I	9,928	$227,739
Van Kampen Capital Growth Fund, Class I (b)	13,486	148,343
Van Kampen Core Equity Fund, Class I	14,550	102,289
Van Kampen Emerging Markets Fund, Class I (b)	3,313	44,267
Van Kampen Growth and Income Fund, Class I	10,318	179,743
Van Kampen High Yield Fund, Class I	10,477	97,435
Van Kampen International Growth Fund, Class I	11,016	168,434
Van Kampen Mid Cap Growth Fund, Class I (b)	2,649	62,445

		1,030,695

Unaffiliated Funds 65.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,356	140,902
Russell Emerging Markets Fund, Class Y	13,978	234,699
Russell International Developed Markets Fund, Class Y	20,660	580,958
Russell Strategic Bond Fund, Class Y	13,415	141,260
Russell U.S. Core Equity Fund, Class Y	27,826	674,788
Russell U.S. Small & Mid Cap Fund, Class Y	26,392	484,302

		2,256,909

Total Long-Term Investments 94.8% (Cost $3,045,486)		3,287,604

Repurchase Agreements 5.7%
Banc of America Securities ($36,488 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $36,488)		36,488
JPMorgan Chase & Co. ($155,350 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $155,351)		155,350
State Street Bank & Trust Co. ($7,162 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $7,163)		$7,162

Total Repurchase Agreements 5.7% (Cost $199,000)		199,000

Total Investments 100.5% (Cost $3,244,486)		3,486,604

Liabilities in Excess of Other Assets (0.5%)		(16,462)

Net Assets 100.0%		$3,470,142

9
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Underlying Funds
Affiliated Funds	$1,030,695	$—	$—	$1,030,695
Unaffiliated Funds	2,256,909	—	—	2,256,909
Repurchase Agreements	—	199,000	—	199,000

Total Investments in an Asset Position	$3,287,604	$199,000	$—	$3,486,604

10
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $932,857)	$1,030,695
Investments in Underlying Unaffiliated Funds (Cost $2,112,629)	2,256,909
Repurchase Agreements (Cost $199,000)	199,000
Cash	826
Receivables:
Fund Shares Sold	54,613
Expense Reimbursement from Adviser	25,806
Other	6,230

Total Assets	3,574,079

Liabilities:
Payables:
Investments Purchased	29,457
Distributor and Affiliates	11,630
Trustees’ Deferred Compensation and Retirement Plans	12,844
Accrued Expenses	50,006

Total Liabilities	103,937

Net Assets	$3,470,142

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$3,218,750
Net Unrealized Appreciation	242,118
Accumulated Net Realized Gain	15,953
Accumulated Undistributed Net Investment Income	(6,679)

Net Assets	$3,470,142

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $2,465,784 and 185,250 shares of beneficial interest issued and outstanding)	$13.31
Maximum sales charge (5.75%* of offering price)	0.81

Maximum offering price to public	$14.12

Class C Shares:
Net asset value and offering price per share (Based on net assets of $675,108 and 50,744 shares of beneficial interest issued and outstanding)	$13.30

Class I Shares:
Net asset value and offering price per share (Based on net assets of $133,590 and 10,000 shares of beneficial interest issued and outstanding)	$13.36

Class R Shares:
Net asset value and offering price per share (Based on net assets of $195,660 and 14,701 shares of beneficial interest issued and outstanding)	$13.31

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$8,088
Dividends From Underlying Unaffiliated Funds	34,287
Interest	53

Total Income	42,428

Expenses:
Registration Fees	43,610
Professional Fees	22,235
Accounting and Administrative Expenses	17,727
Offering	16,318
Transfer Agent Fees	9,217
Trustees’ Fees and Related Expenses	6,868
Distribution (12b-1) and Service Fees
Class A	2,289
Class C	2,955
Class R	430
Reports to Shareholders	4,509
Custody	2,221
Investment Advisory Fee	1,347
Other	5,923

Total Expenses	135,649
Expense Reduction	129,841

Net Expenses	5,808

Net Investment Income	$36,620

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$3,010
Realized Gain on Sales of Underlying Unaffiliated Funds	72,275

Net Realized Gain	75,285

Unrealized Appreciation/Depreciation:
Beginning of the Period	187,995
End of the Period	242,118

Net Unrealized Appreciation During the Period	54,123

Net Realized and Unrealized Gain	$129,408

Net Increase in Net Assets From Operations	$166,028

12
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets (Unaudited)

		For the Period
		October 23, 2008
	For the	(Commencement of
	Six Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$36,620	$5,780
Net Realized Gain/Loss	75,285	(2,126)
Net Unrealized Appreciation During the Period	54,123	187,995

Change in Net Assets from Operations	166,028	191,649

Distributions from Net Investment Income:
Class A Shares	(36,238)	-0-
Class C Shares	(7,846)	-0-
Class I Shares	(2,665)	-0-
Class R Shares	(2,797)	-0-

	(49,546)	-0-

Distributions from Net Realized Gain:
Class A Shares	(40,589)	-0-
Class C Shares	(10,066)	-0-
Class I Shares	(2,835)	-0-
Class R Shares	(3,628)	-0-

	(57,118)	-0-

Total Distributions	(106,664)	-0-

Net Change in Net Assets from Investment Activities	59,364	191,649

From Capital Transactions:
Proceeds from Shares Sold	1,871,520	1,535,058
Net Asset Value of Shares Issued Through Dividend Reinvestment	87,580	-0-
Cost of Shares Repurchased	(273,882)	(1,147)

Net Change in Net Assets from Capital Transactions	1,685,218	1,533,911

Total Increase in Net Assets	1,744,582	1,725,560
Net Assets:
Beginning of the Period	1,725,560	-0-

End of the Period (Including accumulated undistributed net investment income of $(6,679) and $6,247, respectively)	$3,470,142	$1,725,560

13
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class A Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.69	$10.00

Net Investment Income (a)	0.19	0.05
Net Realized and Unrealized Gain	0.91	2.64

Total from Investment Operations	1.10	2.69

Less:
Distributions from Net Investment Income	0.23	-0-
Distributions from Net Realized Gain	0.25	-0-

Total Distributions	0.48	-0-

Net Asset Value, End of the Period	$13.31	$12.69

Total Return* (b)	8.57% **	26.90% **
Net Assets at End of the Period (In millions)	$2.5	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets* (c)	2.91%	0.58%
Portfolio Turnover	20% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.90%	43.14%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.73% )	(42.30% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.82% and 0.97% at February 28, 2010 and August 31, 2009, respectively.

14
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class C Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.71	$10.00

Net Investment Income (a)	0.13	0.14
Net Realized and Unrealized Gain	0.91	2.57

Total from Investment Operations	1.04	2.71

Less:
Distributions from Net Investment Income	0.20	-0-
Distributions from Net Realized Gain	0.25	-0-

Total Distributions	0.45	-0-

Net Asset Value, End of the Period	$13.30	$12.71

Total Return* (b)	8.18% **	27.00%	(c)**
Net Assets at End of the Period (In millions)	$0.7	$0.4
Ratio of Expenses to Average Net Assets* (d)	1.10%	0.22%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	1.90%	1.56%	(c)
Portfolio Turnover	20% **	15%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	10.74%	43.09%	(c)
Ratio of Net Investment Loss to Average Net Assets (d)	(7.74% )	(41.31%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6 in the Notes to Financial Statements).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.82% and 0.97% at February 28, 2010 and August 31, 2009, respectively.

15
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class I Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.73	$10.00

Net Investment Income (a)	0.21	0.17
Net Realized and Unrealized Gain	0.91	2.56

Total from Investment Operations	1.12	2.73

Less:
Distributions from Net Investment Income	0.24	-0-
Distributions from Net Realized Gain	0.25	-0-

Total Distributions	0.49	-0-

Net Asset Value, End of the Period	$13.36	$12.73

Total Return* (b)	8.80% **	27.20% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets* (c)	3.16%	1.89%
Portfolio Turnover	20% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.65%	42.88%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.48% )	(40.98% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.82% and 0.97% at February 28, 2010 and August 31, 2009, respectively.

16
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months	October 23, 2008
	Ended	(Commencement of
	February 28,	Operations) to
Class R Shares	2010	August 31, 2009

Net Asset Value, Beginning of the Period	$12.67	$10.00

Net Investment Income (a)	0.19	0.12
Net Realized and Unrealized Gain	0.89	2.55

Total from Investment Operations	1.08	2.67

Less:
Distributions from Net Investment Income	0.19	-0-
Distributions from Net Realized Gain	0.25	-0-

Total Distributions	0.44	-0-

Net Asset Value, End of the Period	$13.31	$12.67

Total Return* (b)	8.51% **	26.70% **
Net Assets at End of the Period (In millions)	$0.2	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets* (c)	2.83%	1.39%
Portfolio Turnover	20% **	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	10.15%	43.38%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.81% )	(41.48% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were 0.82% and 0.97% at February 28, 2010 and August 31, 2009, respectively.

17
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen 2050 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

18

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.

19

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$3,249,287

Gross tax unrealized appreciation	$276,282
Gross tax unrealized depreciation	(38,965)

Net tax unrealized appreciation on investments	$237,317

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,903
Undistributed long-term capital gain	4,628

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.26%, 1.10%, 0.01% and 0.51% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $129,800 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of approximately $20 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

20

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $16,700 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $7,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,200 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $5,500 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $400. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$119,707	$7,519	$664	$95,052	$227,739
Van Kampen Capital Growth Fund, Class I	72,892	-0-	-0-	64,550	148,343
Van Kampen Core Equity Fund, Class I	54,935	-0-	1,106	44,103	102,289
Van Kampen Emerging Markets Fund, Class I	25,033	13,275	-0-	30,184	44,267
Van Kampen Growth and Income Fund, Class I	93,163	2,825	813	78,972	179,743
Van Kampen High Yield Fund, Class I	97,386	-0-	3,144	-0-	97,435
Van Kampen International Growth Fund, Class I	96,121	-0-	2,361	71,289	168,434
Van Kampen Mid Cap Growth Fund, Class I	33,104	-0-	-0-	24,634	62,445

Total	$592,341	$23,619	$8,088	$408,784	$1,030,695

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	112,441	$1,515,398	82,313	$936,587
Class C	21,923	297,301	32,057	377,930
Class I	27	450	11,250	116,000
Class R	4,348	58,371	10,385	104,541

Total Sales	138,739	$1,871,520	136,005	$1,535,058

Dividend Reinvestment:
Class A	5,259	$72,049	-0-	$-0-
Class C	979	13,418	-0-	-0-
Class I	44	611	-0-	-0-
Class R	110	1,502	-0-	-0-

Total Dividend Reinvestment	6,392	$87,580	-0-	$-0-

Repurchases:
Class A	(14,669)	$(197,713)	(94)	$(979)
Class C	(4,200)	(57,168)	(15)	(168)
Class I	(1,321)	(17,117)	-0-	-0-
Class R	(142)	(1,884)	-0-	-0-

Total Repurchases	(20,332)	$(273,882)	(109)	$(1,147)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $2,017,137 and $508,261, respectively.

22

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
All distribution expenses incurred by the Distributor have been reimbursed by the Fund, which has resulted in a reduced distribution fee for Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced- Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be

23

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

24

Van Kampen 2050 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

(continued on next page)

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

248, 356, 623, 508
RS2050SAN 04/10
IU10-01625P-Y02/10

SEMIANNUAL REPORT

February 28, 2010

MUTUAL FUNDS Van Kampen In Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen In Retirement Strategy Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of February 28, 2010.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 2/28/10 (Unaudited)

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	15.30%	10.35%	14.57%	14.57%	15.46%	14.86%

1-year	27.18	19.87	26.34	25.34	27.38	26.69

6-month	6.35	0.23	5.98	4.98	6.49	6.24

Gross Expense Ratio	14.10%		14.85%		13.85%	14.35%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit Vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the fund’s fiscal year-end as outlined in the fund’s current prospectus.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent per year of the fund’s average daily net assets for Class A shares and up to 1.00 percent per year of the fund’s average daily net assets for Class C shares. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Class R shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares are offered without any upfront or deferred sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent per year of the fund’s average daily net assets for Class R shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen In Retirement Strategy Fund Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment adviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Barclay’s Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

1

Fund Report
For the six-month period ended February 28, 2010

Market Conditions

Despite small setbacks from concerns over financial woes in Dubai and the sustainability of the improvement in U.S. labor markets, global equities traded higher from the end of August through the end of 2009. In mid-January 2010, risk aversion rose on the back of a surprise reserve requirement rate hike in China and the deterioration of the fiscal situations of some peripheral European countries. Risk assets recovered some of their losses in February, as concerns over the Greece situation were quelled in response to the European Union’s announcement of support for Greece and as U.S. economic data and fourth quarter 2009 earnings reports were generally strong.

Against these conditions, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 9.32 percent, developed international equities (as represented by the Morgan Stanley Capital International (MSCI) EAFE Index) gained 0.72 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) rose 3.19 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen In Retirement Strategy Fund outperformed the Van Kampen Retirement Strategy Fund In Retirement Composite Index (the “Composite Index”) and the Barclays Capital U.S. Aggregate Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended February 28, 2010

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund In Retirement	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index

6.35%	5.98%	6.49%	6.24%	5.89%	3.19%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

2

The Fund outperformed the Composite Index for the period under review primarily due to the positive contribution of the Russell Strategic Bond Fund. However, the relative underperformance of the iShares Barclays U.S. Treasury Inflation Protected Securities Fund somewhat detracted from performance during the period. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

Periods ending 2/28/10	6 months	12 months

U.S. Equity

Russell 1000® Growth Index	11.32%	54.19%

Russell 1000® Value Index	8.52%	56.50%

Standard & Poor’s 500® Index	9.32%	53.62%

Russell 1000® Index	9.91%	55.32%

Russell Midcap® Growth Index	13.70%	67.09%

Russell Midcap® Value Index	13.51%	74.74%

Russell 2500® Index	12.80%	68.00%

Global/International Equity

MSCI EAFE Index	0.72%	54.58%

MSCI Emerging Markets Index	12.19%	91.63%

Fixed Income

Barclays Capital U.S. Aggregate Index	3.19%	9.32%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	13.86%	55.20%

Barclays Capital U.S. Government Inflation Linked Bond Index	4.36%	12.24%

Alternatives

FTSE NAREIT Equity REITs Index	16.22%	95.19%

Cash

Citigroup 1-Month Treasury Bill Index	0.02%	0.08%

3

Market Outlook

Financial markets should continue to experience significant volatility stemming from various sources in the near term, in our view. Upside surprises to inflation in emerging markets (in particular, China) and the re-regulation of the health care and financial services sectors in the U.S. are likely to adversely affect risk premiums. Corporate earnings trends are also poised to slow as liquidity exits the system and multiple contractions occur in risk assets. Additionally, issues in the sovereign debt markets, as evidenced by the Greece situation, may contribute to market volatility in the near term. In this environment, we believe the Fund, which consists of underlying funds representing various asset classes and sectors, should be able to perform as consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

4

Asset Allocation as of 2/28/10 (Unaudited)

Fixed Income	68.8%
U.S. Equity	16.5
Global/International Equity	9.7

Total Long-Term Investments	95.0
Total Repurchase Agreements	5.8

Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/09 - 2/28/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	9/1/09	2/28/10	9/1/09-2/28/10

Class A
Actual	$1,000.00	$1,063.54	$2.40
Hypothetical	1,000.00	1,022.46	2.36
(5% annual return before expenses)

Class C
Actual	1,000.00	1,059.81	6.23
Hypothetical	1,000.00	1,018.74	6.11
(5% annual return before expenses)

Class I
Actual	1,000.00	1,064.91	1.13
Hypothetical	1,000.00	1,023.70	1.10
(5% annual return before expenses)

Class R
Actual	1,000.00	1,062.39	3.68
Hypothetical	1,000.00	1,021.22	3.61
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47%, 1.22%, 0.22% and 0.72% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen In Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 95.0%
Affiliated Funds 8.4% (a)
Van Kampen American Value Fund, Class I	15,097	$346,315
Van Kampen Capital Growth Fund, Class I (b)	26,749	294,237
Van Kampen Core Equity Fund, Class I	29,467	207,152
Van Kampen Emerging Markets Fund, Class I (b)	5,886	78,642
Van Kampen Growth and Income Fund, Class I	20,653	359,772
Van Kampen High Yield Fund, Class I	1,009	9,386
Van Kampen International Growth Fund, Class I	21,809	333,460
Van Kampen Mid Cap Growth Fund, Class I (b)	3,993	94,109

		1,723,073

Unaffiliated Funds 86.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	68,248	7,091,650
Russell Emerging Markets Fund, Class Y	25,855	434,111
Russell International Developed Markets Fund, Class Y	40,914	1,150,498
Russell Strategic Bond Fund, Class Y	674,084	7,098,105
Russell U.S. Core Equity Fund, Class Y	56,575	1,371,939
Russell U.S. Small & Mid Cap Fund, Class Y	40,591	744,850

		17,891,153

Total Long-Term Investments 95.0%
(Cost $18,881,292)		19,614,226

Repurchase Agreements 5.8%
Banc of America Securities ($220,577 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $220,579)		220,577
JPMorgan Chase & Co. ($939,124 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $939,131)		939,124
State Street Bank & Trust Co. ($43,299 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $43,299)		43,299

Total Repurchase Agreements 5.8% (Cost $1,203,000)		1,203,000

Total Investments 100.8% (Cost $20,084,292)		20,817,226

Liabilities in Excess of Other Assets (0.8%)		(166,384)

Net Assets 100.0%		$20,650,842

Percentages are calculated as a percentage of net assets.

(a) See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

9
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Portfolio of Investments  ■  February 28, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Underlying Funds
Affiliated Funds	$1,723,073	$—	$—	$1,723,073
Unaffiliated Funds	17,891,153	—	—	17,891,153
Repurchase Agreements	—	1,203,000	—	1,203,000

Total Investments in an Asset Position	$19,614,226	$1,203,000	$—	$20,817,226

10
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (Unaudited)

Assets:
Investments in Underlying Affiliated Funds (Cost $1,589,373)	$1,723,073
Investments in Underlying Unaffiliated Funds (Cost $17,291,919)	17,891,153
Repurchase Agreements (Cost $1,203,000)	1,203,000
Cash	491
Receivables:
Fund Shares Sold	77,212
Expense Reimbursement from Adviser	12,534
Other	6,304

Total Assets	20,913,767

Liabilities:
Payables:
Investments Purchased	156,274
Fund Shares Repurchased	15,227
Distributor and Affiliates	14,095
Distributions	2,033
Trustees’ Deferred Compensation and Retirement Plans	20,885
Accrued Expenses	54,411

Total Liabilities	262,925

Net Assets	$20,650,842

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$20,006,678
Net Unrealized Appreciation	732,934
Accumulated Net Realized Loss	(11,868)
Accumulated Undistributed Net Investment Income	(76,902)

Net Assets	$20,650,842

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $17,233,742 and 1,473,285 shares of beneficial interest issued and outstanding)	$11.70
Maximum sales charge (5.75%* of offering price)	0.71

Maximum offering price to public	$12.41

Class C Shares:
Net asset value and offering price per share (Based on net assets of $3,167,974 and 271,614 shares of beneficial interest issued and outstanding)	$11.66

Class I Shares:
Net asset value and offering price per share (Based on net assets of $129,906 and 11,114 shares of beneficial interest issued and outstanding)	$11.69

Class R Shares:
Net asset value and offering price per share (Based on net assets of $119,220 and 10,212 shares of beneficial interest issued and outstanding)	$11.67

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Investment Income:
Dividends From Underlying Affiliated Funds	$22,465
Dividends From Underlying Unaffiliated Funds	225,241
Interest	422

Total Income	248,128

Expenses:
Registration Fees	41,133
Distribution (12b-1) and Service Fees
Class A	14,683
Class C	11,093
Class R	291
Professional Fees	22,126
Accounting and Administrative Expenses	21,366
Offering	16,318
Trustees’ Fees and Related Expenses	14,177
Transfer Agent Fees	10,047
Investment Advisory Fee	7,105
Reports to Shareholders	6,800
Custody	428
Other	4,600

Total Expenses	170,167
Expense Reduction Fee	128,470

Net Expenses	41,697

Net Investment Income	$206,431

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Sales of Underlying Affiliated Funds	$85,223
Realized Gain on Sales of Underlying Unaffiliated Funds	12,946

Net Realized Gain	98,169

Unrealized Appreciation/Depreciation:
Beginning of the Period	393,740
End of the Period	732,934

Net Unrealized Appreciation During the Period	339,194

Net Realized and Unrealized Gain	$437,363

Net Increase in Net Assets From Operations	$643,794

12
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

		For The Period
		October 23, 2008
	For The	(Commencement of
	Six Months Ended	Operations) to
	February 28, 2010	August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$206,431	$55,170
Net Realized Gain/Loss	98,169	(23,199)
Net Unrealized Appreciation During the Period	339,194	393,740

Change in Net Assets from Operations	643,794	425,711

Distributions from Net Investment Income:
Class A Shares	(263,204)	(25,179)
Class C Shares	(41,262)	(2,996)
Class I Shares	(2,876)	(1,175)
Class R Shares	(2,321)	(850)

	(309,663)	(30,200)

Distributions from Net Realized Gain:
Class A Shares	(71,707)	-0-
Class C Shares	(13,685)	-0-
Class I Shares	(657)	-0-
Class R Shares	(598)	-0-

	(86,647)	-0-

Total Distributions	(396,310)	(30,200)

Net Change in Net Assets from Investment Activities	247,484	395,511

From Capital Transactions:
Proceeds from Shares Sold	14,857,862	6,323,062
Net Asset Value of Shares Issued Through Dividend Reinvestment	385,076	26,674
Cost of Shares Repurchased	(1,031,483)	(553,344)

Net Change in Net Assets from Capital Transactions	14,211,455	5,796,392

Total Increase in Net Assets	14,458,939	6,191,903
Net Assets:
Beginning of the Period	6,191,903	-0-

End of the Period (Including accumulated undistributed net investment income of $(76,902) and $26,330, respectively)	$20,650,842	$6,191,903

13
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

		October 23, 2008
	Six Months	(Commencement of
	Ended	Operations) to
Class A Shares	February 28, 2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.29	$10.00

Net Investment Income (a)	0.17	0.30
Net Realized and Unrealized Gain	0.54	1.09

Total from Investment Operations	0.71	1.39

Less:
Distributions from Net Investment Income	0.24	0.10
Distributions from Net Realized Gain	0.06	-0-

Total Distributions	0.30	0.10

Net Asset Value, End of the Period	$11.70	$11.29

Total Return* (b)	6.35% **	13.96% **
Net Assets at End of the Period (In millions)	$17.2	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets* (c)	3.01%	3.30%
Portfolio Turnover	11% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.28%	13.57%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.20%	(9.80% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.53% and 0.52% at August 31, 2009 and February 28, 2010, respectively.

14
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

		October 23, 2008
	Six Months	(Commencement of
	Ended	Operations) to
Class C Shares	February 28, 2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.25	$10.00

Net Investment Income (a)	0.13	0.23
Net Realized and Unrealized Gain	0.54	1.10

Total from Investment Operations	0.67	1.33

Less:
Distributions from Net Investment Income	0.20	0.08
Distributions from Net Realized Gain	0.06	-0-

Total Distributions	0.26	0.08

Net Asset Value, End of the Period	$11.66	$11.25

Total Return* (b)	5.98% **	13.39%	**(c)
Net Assets at End of the Period (In millions)	$3.2	$0.9
Ratio of Expenses to Average Net Assets* (d)	1.22%	1.10%	(c)
Ratio of Net Investment Income to Average Net Assets* (d)	2.28%	2.62%	(c)
Portfolio Turnover	11% **	16%	**
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	3.03%	14.20%	(c)
Ratio of Net Investment Income/Loss to Average Net Assets (d)	0.47%	(10.48%	)(c)

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.53% and 0.52% at August 31, 2009 and February 28, 2010, respectively.

15
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

		October 23, 2008
	Six Months	(Commencement of
	Ended	Operations) to
Class I Shares	February 28, 2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.27	$10.00

Net Investment Income (a)	0.21	0.34
Net Realized and Unrealized Gain	0.53	1.04

Total from Investment Operations	0.74	1.38

Less:
Distributions from Net Investment Income	0.26	0.11
Distributions from Net Realized Gain	0.06	-0-

Total Distributions	0.32	0.11

Net Asset Value, End of the Period	$11.69	$11.27

Total Return* (b)	6.49% **	14.02% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets* (c)	3.67%	3.86%
Portfolio Turnover	11% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.03%	13.32%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.86%	(9.24% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.53% and 0.52% at August 31, 2009 and February 28, 2010, respectively.

16
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

		October 23, 2008
	Six Months	(Commencement of
	Ended	Operations) to
Class R Shares	February 28, 2010	August 31, 2009

Net Asset Value, Beginning of the Period	$11.26	$10.00

Net Investment Income (a)	0.18	0.29
Net Realized and Unrealized Gain	0.52	1.05

Total from Investment Operations	0.70	1.34

Less:
Distributions from Net Investment Income	0.23	0.08
Distributions from Net Realized Gain	0.06	-0-

Total Distributions	0.29	0.08

Net Asset Value, End of the Period	$11.67	$11.26

Total Return* (b)	6.24% **	13.50% **
Net Assets at End of the Period (In millions)	$0.1	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets* (c)	3.17%	3.38%
Portfolio Turnover	11% **	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	2.53%	13.82%
Ratio of Net Investment Income/Loss to Average Net Assets (c)	1.36%	(9.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These return include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratios of expenses to average net assets for the Underlying Funds were 0.53% and 0.52% at August 31, 2009 and February 28, 2010, respectively.

17
See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen In Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

18

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At February 28, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$20,111,718

Gross tax unrealized appreciation	$792,376
Gross tax unrealized depreciation	(86,868)

Net tax unrealized appreciation on investments	$705,508

19

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

F. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the period ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$29,372

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,819
Undistributed long-term capital gain	1,277

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through April 16, 2010, the date the financial statements were effectively issued. Management has determined that there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.47%, 1.22%, 0.22% and 0.72% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the six months ended February 28, 2010, the Adviser waived or reimbursed approximately $128,500 of its advisory fees or other expenses.
For the six months ended February 28, 2010, the Fund recognized expenses of less than $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each

20

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $15,300 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2010, the Fund recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen. The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $6,300 are included in “Other” assets on the Statement of Assets and Liabilities at February 28, 2010. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended February 28, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $50,900 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $200. Sales charges do not represent expenses of the Fund.
At February 28, 2010, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R shares.

21

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the six months ended February 28, 2010 is as follows:

	Purchase	Sales	Income	8/31/2009	2/28/2010
Investments	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$218,652	$4,481	$880	$106,333	$346,315
Van Kampen Capital Growth Fund, Class I	204,032	-0-	-0-	74,233	294,237
Van Kampen Core Equity Fund, Class I	152,006	-0-	2,187	50,024	207,152
Van Kampen Emerging Markets Fund, Class I	58,934	-0-	-0-	18,762	78,642
Van Kampen Growth and Income Fund, Class I	258,283	-0-	1,330	85,184	359,772
Van Kampen High Yield Fund, Class I	589,566	1,274,602	13,500	657,499	9,386
Van Kampen International Growth Fund, Class I	284,267	-0-	4,568	51,991	333,460
Van Kampen Mid Cap Growth Fund, Class I	64,544	1,190	-0-	25,848	94,109

Total	$1,830,284	$1,280,273	$22,465	$1,069,874	$1,723,073

3. Capital Transactions
For the six months ended February 28, 2010 and the period ended August 31, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Period Ended
	February 28, 2010		August 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	1,078,191	$12,598,000	492,639	$5,197,854
Class C	193,953	2,257,402	86,139	913,236
Class I	-0-	-0-	11,082	111,972
Class R	210	2,460	10,000	100,000

Total Sales	1,272,354	$14,857,862	599,860	$6,323,062

Dividend Reinvestment:
Class A	28,388	$332,368	2,228	$24,483
Class C	4,484	52,336	196	2,166
Class I	30	348	2	25
Class R	2	24	-0-	-0-

Total Dividend Reinvestment	32,904	$385,076	2,426	$26,674

Repurchases:
Class A	(79,784)	$(937,888)	(48,377)	$(499,908)
Class C	(8,006)	(93,595)	(5,152)	(53,436)
Class I	-0-	-0-	-0-	-0-
Class R	-0-	-0-	-0-	-0-

Total Repurchases	(87,790)	$(1,031,483)	(53,529)	$(553,344)

22

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $14,903,060 and $1,508,651, respectively.

5. Risk of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $12,300 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Significant Event
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (the “Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen Retirement Strategy Trust (the “Funds”). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.
In connection with the Transaction, on December 8, 2009, management of the Funds and management of Invesco proposed a reorganization (the “Reorganization”) of the Funds into corresponding funds of the AIM Balanced-Risk Retirement Funds advised by an affiliate of Invesco (the “Acquiring Funds”). While both the Funds and the corresponding AIM Balanced-Risk Retirement Funds are target maturity funds, the underlying investments, the asset allocation strategy and the glide path construction until retirement used for achieving the respective funds’ objectives do differ. The Board of Trustees of each Fund has approved the proposed Reorganization and the proposed Reorganization will be presented to shareholders of

23

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  February 28, 2010 (Unaudited)  continued

each Fund for approval at a special meeting of shareholders. If the proposed Reorganization is approved, shareholders of the Funds will receive shares of the corresponding Acquiring Funds in exchange for their shares of the Funds. It is expected that, if shareholders approve the proposed Reorganization, shareholders who hold their shares in taxable accounts will be subject to tax consequences in connection with the exchange of their Funds’ shares for the Acquiring Funds’ shares. Upon completion of each Reorganization, each Fund will dissolve pursuant to a plan of dissolution adopted by the Board of Trustees.

9. Accounting Pronouncement
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

24

Van Kampen In Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, IL 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

249, 357, 624, 509
INRSSAN 04/10
IU10-01626P-Y02/10

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Retirement Strategy Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	April 15, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	April 15, 2010